        As filed with the Securities and Exchange Commission on January 10, 2003



                                                     1933 Act File No. 333-98485



                                                     1940 Act File No. 811-21186


                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]



         Pre-Effective Amendment No.        1                                [X]


         Post-Effective Amendment No.       ____                             [ ]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]



          Amendment No.                      1                               [X]


                        WILLIAMS CAPITAL MANAGEMENT TRUST
                        ---------------------------------
               (Exact Name of Registrant as Specified in Charter)


                   650 Fifth Avenue, New York, New York 10019
                   ------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)



                                 (212) 373-4240
                                 --------------
              (Registrant's Telephone Number, including Area Code)


                                                                   Copy to:


State Street Bank and Trust Company            Sidley Austin Brown & Wood LLP
Karen Jacoppo-Wood                             Frank P. Bruno
P.O. Box 5049                                  787 Seventh Avenue
Boston, Massachusetts 02206                    New York, New York 10019
(Name and Address of Agent for Service)



APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement is declared effective.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

                                ---------------


                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

                                ---------------

        A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")

                                   PROSPECTUS

                              INSTITUTIONAL SHARES

              INVESTMENT ADVISER: WILLIAMS CAPITAL MANAGEMENT, LLC


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                                JANUARY 15, 2003

TABLE OF CONTENTS


FUND SUMMARY
     Investment Objective.............................     3
     Primary Investment Strategy......................     3
     Key Risks........................................     3
     Performance Information..........................     3
     Expenses and Fees................................     4
FUND BASICS
     Investment Details...............................     5
     Other Risks and Considerations...................     7
     Valuing Shares...................................     7
SHAREHOLDER INFORMATION
     Buying Shares....................................     8
     Selling Shares...................................    10
     Dividends, Capital Gains and Taxation............    12
FUND MANAGEMENT
     Board of Trustees................................    14
     The Adviser......................................    14
PRIVACY POLICY
     Notice of Privacy Policy and Practices...........    15

                                               MONEY MARKET FUND
                                               RULES

                                                 To be called a money
                                               market fund, a mutual
                                               fund must operate
                                               within strict Federal
                                               rules. Designed to
                                               help maintain a $1.00
                                               share price, these
                                               rules limit money
                                               funds to particular
                                               types of securities
                                               and strategies. Some
                                               of these rules are:



                                                 - Individual
                                                   securities must
                                                   have remaining
                                                   maturities of no
                                                   more than 397
                                                   days.



                                                 - The
                                                   dollar-weighted
                                                   average maturity
                                                   of the fund's
                                                   holdings cannot
                                                   exceed 90 days; a
                                                   "AAA" rated fund
                                                   must restrict this
                                                   to 60 days.



                                                 - All securities
                                                   must be in the top
                                                   two credit grades
                                                   for short-term
                                                   securities.



                                                 - All securities
                                                   must be
                                                   denominated in
                                                   U.S. dollars.



                                                 - THE FUND INTENDS
                                                   TO MAINTAIN A AAA
                                                   RATING FROM ONE OR
                                                   MORE NATIONALLY
                                                   RECOGNIZED
                                                   STATISTICAL RATING
                                                   ORGANIZATIONS
                                                   ("NRSRO").



                                                 - THE FUND WILL
                                                   MAINTAIN A MAXIMUM
                                                   60-DAY WEIGHTED
                                                   AVERAGE MATURITY
                                                   ALONG WITH OTHER
                                                   GUIDELINES AS MAY
                                                   BE REQUIRED BY THE
                                                   NRSRO.


FUND SUMMARY

INVESTMENT OBJECTIVE
  The Williams Capital Liquid Assets Fund (the "Fund") is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

PRIMARY INVESTMENT STRATEGY
  The Fund invests in high-grade money market instruments including, but not limited to, U.S.
Government obligations, bank obligations, commercial paper instruments and repurchase agreements.

KEY RISKS
  All money market instruments may change in value in response to changes in interest rates.
The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, a significant increase in interest rates could cause the value of your investment to decline.
  An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION
  Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Current yield information for the Fund is available toll free by calling (866)
WCM-FUND.

                                                         ADVISORY
                                               FEES:  Fees paid
                                               to the investment
                                               adviser for
                                               portfolio management
                                               services.

                                                         DISTRIBUTION
                                               FEES:  A
                                               method of charging
                                               distribu-
                                               tion-related expenses
                                               against
                                               Fund assets.

                                                         SHAREHOLDER
                                               SERVICING
                                               FEES:  Fees that are
                                               paid to
                                               the investment adviser
                                               and/or its affiliates
                                               for share-
                                               holder account service
                                               and
                                               maintenance.

                                                         OTHER
                                               EXPENSES:  Include
                                               administration,
                                               transfer
                                               agency and custody
                                               expenses,
                                               professional fees and
                                               registra-
                                               tion fees.


EXPENSES AND FEES

  This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.


SHAREHOLDER FEES (FEES PAID
DIRECTLY FROM YOUR INVESTMENT):
Maximum Sales Charge
  (Load).....................  None
(as a % of offering price)
  Maximum Deferred Sales
  Charge (Load)..............  None
Maximum Sales Charge (Load)
  (Reinvested Dividends).....  None
Redemption Fee...............  None
Exchange Fee.................  None
Maximum Account Fee..........  None
ANNUAL FUND OPERATING EXPENSES
  (EXPENSES DEDUCTED FROM FUND
  ASSETS):
Advisory Fees................  0.12%
Distribution (12b-1) Fees....  None
Shareholder Servicing Fees...  None
Other Expenses*..............  0.14%
                               ----
Total Annual Fund Operating
  Expenses...................  0.26%
                               ====
Less Waivers and
  Reimbursements**...........  0.06%
                               ----
Net Expenses***..............  0.20%
                               ====


------------
  * Other expenses are based on estimated amounts for the current fiscal year.

 ** The Adviser has contractually agreed to cap the total annual operating expenses of the Institutional Shares at 0.20% (on an annualized basis) of the Institutional Shares' average daily net assets.


*** The Adviser's contractual agreement to cap the total annual operating expenses of the Institutional Shares will expire on March 1, 2004.

EXAMPLE
  This Example is intended to help you compare the cost of investing in the Institutional Shares of the Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all of your Institutional Shares at the end of those periods. The Example also assumes that your investment has 5% return and that the Institutional Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:


         1 YEAR    3 YEARS
         -------   -------
           $21       $78


FUND BASICS

INVESTMENT DETAILS

  The Fund invests in a broad range of money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. Obligations held by the Fund will be "eligible securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which regulates money market mutual funds.



  The Fund will invest only in high-quality money market instruments including, but not limited to, commercial paper, master notes, asset-backed and mortgage-backed securities, and other short-term corporate instruments that are either rated in the highest short-term rating category (as well as graded within the category) by one or more nationally-recognized statistical rating organizations or are of comparable quality to securities having such ratings. Additionally, the Fund may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies.


  The Fund may invest in asset-backed or mortgage-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.

  The Fund may invest in variable rate demand notes, among other variable or floating rate instruments that ultimately mature in more than 397 days.

 IMPORTANT DEFINITIONS
   ASSET-BACKED AND MORTGAGE-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts, credit card receivables or mortgages.
   COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.
   LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.

   REPURCHASE AGREEMENT: A type of short-term investment. A dealer sells securities to the Fund and agrees to buy them back on a predetermined date and at a predetermined price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.

   VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.
   DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must redeem the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.
   ZERO-COUPON BONDS: A bond with no periodic interest payments which is sold at a discount from the face value of the bond.
   MASTER NOTES: Master notes are unsecured obligations that are redeemable upon demand.

  The Fund may invest in repurchase
agreements with banks and broker-dealers.
Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times.

  The Fund may, when deemed appropriate,
invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money-market instruments in which they may invest.

  Williams Capital Management, LLC (the
"Adviser") measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security's credit risk changes, the Adviser will decide what to do with the security pursuant to procedures adopted by the Trust's Board of Trustees.


  Investment objective and investment
policies or practices of the Fund that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Fund's additional fundamental and non-fundamental investment policies are described in the Statement of Additional Information.

 NET ASSET VALUE: The value of everything the Fund owns, minus everything it owes, divided by the number of shares held by shareholders.



OTHER RISKS AND CONSIDERATIONS

  In addition to the risk of interest rate changes discussed above, other risks could affect performance of the Fund such as:

  - The Adviser could select investments that underperform investments of other comparable funds;

  - An issuer of a security held by the Fund could default on its obligation to repay interest or principal;
  - The counterparty to a repurchase agreement or other transaction could default on its obligations;
  - The potential for capital appreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease;
  - The Fund may lose interest income if an issuer exercises its right to pay principal on a mortgage-backed or asset-backed security earlier than expected; and
  - Over time, the real value of the Fund's yield may be eroded by inflation.

VALUING SHARES
  A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value ("NAV") per share is $1.00. When you buy Institutional Shares you pay the NAV per share. Although the Fund seeks to maintain a NAV of $1.00 per share, there is no guarantee it will be able to do so.


  NAV is calculated separately for each class of shares of the Fund at normally 5:00 p.m. Eastern time on each day the New York Stock Exchange ("NYSE") and the Federal Reserve Bank of Boston are open. Shares will not be priced on days the NYSE or the Federal Reserve Bank of Boston are closed.


  The Fund offers both Service Shares and Institutional Shares. Only Institutional Shares are described in this Prospectus.

                                               PROPER FORM.  A
                                               purchase order or a
                                               redemption request is
                                               in "proper form" upon
                                               receipt of Federal
                                               funds and when all
                                               required documents are
                                               properly completed,
                                               signed and received.


SHAREHOLDER INFORMATION
  This section describes how to do business with the Fund.


HOW TO REACH THE FUND

By Telephone:  (866) WCM-FUND
By Mail:       Williams Capital Liquid Assets Fund
               650 Fifth Avenue, 11th floor
               New York, NY 10019


BUYING SHARES

  Shares of the Fund are sold at NAV (generally $1.00) next determined after receipt of a purchase order in "proper form." Purchase offers are accepted on any day on which the NYSE and the Federal Reserve Bank of Boston are open ("Fund Business Day"). The Fund may also process purchase and sale orders and calculate its NAV on days that the Fund's primary trading markets are open and the Fund's management determines to do so. The Fund does not determine NAV, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.


METHODS FOR PURCHASING SHARES
  You may purchase shares of the Fund by the following methods:

  - BY TELEPHONE. You may open an account when placing an initial order by telephone, provided you thereafter submit a completed registration form by mail. A registration form is available by calling (866) WCM-FUND.


  - THROUGH A FINANCIAL INSTITUTION. You may purchase shares through a broker-dealer, financial adviser or other financial institution through procedures established with that institution.

  - BY MAIL. You may open an account directly by completing, signing and mailing a registration form and a check made payable to the Williams Capital Liquid Asset Fund to:

          Williams Capital Liquid Assets Fund
          650 Fifth Avenue, 11th floor
          New York, NY 10019


  - BY WIRE. To purchase shares of the Fund by Federal Reserve wire, call the Adviser at (866) WCM-FUND. If the Adviser receives a completed purchase order in proper form before 5:00 p.m. Eastern time (the "Cut-Off Time") you will begin to earn dividends the same Fund Business Day upon receipt of Federal funds. If the Bond Market Association recommends that the government securities markets close early, the Fund may advance the time at which the Adviser must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND.

    Investors who notify the Adviser after the Cut-Off Time become entitled to dividends on the following Fund Business Day.
    The following procedure will help assure prompt receipt of your Federal funds wire:

          A. Telephone the Adviser toll free at (866) WCM-FUND and provide the following information:
               Your name
               Address
               Telephone number
               Taxpayer ID number
               The amount being wired
               The identity of the bank wiring funds
        You will then be provided with a Fund account number. (Investors with existing accounts must also notify the Adviser before wiring funds.)
          B. Instruct your bank to wire the specified amount to the Fund as follows:
               State Street Bank and Trust Company

               A/C #7324-5060

               FBO Williams Capital Liquid Assets Fund Operating
               Account
               Ref: [Shareholder Name and Account Number]

  To allow the Adviser to manage the Fund most effectively, investors are encouraged to execute all trades before 2:30 p.m. Eastern time. To protect the Fund's performance and shareholders, the Adviser discourages frequent trading in response to short-term fluctuations. The Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund's management.


  The Fund and the Adviser each reserves the right to reject any purchase order for any reason.


SHARE CERTIFICATES

  State Street Bank and Trust Company (the "Transfer Agent") maintains a share account for each shareholder. The Fund does not issue share certificates.


ACCOUNT STATEMENTS
  Monthly account statements are sent to investors to report transactions such as purchase and redemptions as well as dividends paid during the month.

MINIMUM INVESTMENT REQUIRED
  The minimum initial investment in Institutional Shares of the Fund is $5,000,000. There is no minimum subsequent investment. The Adviser reserves the right to waive the minimum investment requirement.

SELLING SHARES

  You may redeem your shares without charge at the NAV next determined after the Fund receives your redemption request in proper form. The Fund will pay the proceeds of the withdrawal either in Federal funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund Business Day after the withdrawal, but in any event no more than seven days after the withdrawal. The Fund may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as fifteen days. The right of any shareholder to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.



  The Fund reserves the right to make payment in securities rather than cash, known as redemption in-kind, for amounts redeemed by a shareholder in any 90-day period in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemptions in-kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges or a dealer discount.


METHODS FOR SELLING SHARES
  You may sell shares of the Fund by the following methods:


  - BY TELEPHONE.  You may redeem your shares by telephoning the Adviser at
    (866) WCM-FUND. You must provide the Adviser with your account number and the exact name in which the shares are registered. A redemption by telephone may be made ONLY if the telephone redemption authorization has been completed on a registration form provided by the Adviser. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Adviser will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Adviser nor the Fund will be liable for any losses due to unauthorized or fraudulent redemption requests.

    In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Adviser by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

  - WRITTEN REQUESTS.  Redemption requests may be made by writing to:

               Williams Capital Liquid Assets Fund
               650 Fifth Avenue, 11th floor
               New York, NY 10019

     Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.
     A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by an eligible institution acceptable to the Adviser, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

  If the Fund receives your redemption request in proper form before 2:30 p.m. Eastern time, the Fund will normally wire payment to you on the same Fund Business Day. If your redemption request is received in proper form after 2:30 p.m. Eastern time, payment is normally wired the next Fund Business Day.

  The Adviser may request additional documentation to establish that a redemption request has been authorized, and that proper documentation has been submitted to the Fund.

  The Fund may temporarily stop redeeming shares if trading on the NYSE is restricted, an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets or the Securities and Exchange Commission orders the Fund to suspend redemptions.


  Due to the cost to the Fund of maintaining smaller accounts, the Fund reserves the right to redeem, upon 60 days' written notice, all shares in an account with an aggregate net asset value of less than $1,000,000 unless an investment is made to restore the minimum value.


DIVIDENDS, CAPITAL GAINS AND TAXATION

DIVIDENDS

  Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Fund. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Fund. All dividends and other distributions are treated in the same manner for federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.


CAPITAL GAINS DISTRIBUTIONS

  Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Fund does not anticipate that it will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.


TAXATION

  Dividends paid by the Fund out of its net investment income (including net realized short-term capital gains) are taxable to the shareholders of the

Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Capital gain distributions are generally taxed at different rates than dividends of ordinary income. Distributions are subject to federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.

  If you redeem Fund shares you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

  If you are neither a lawful resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

  The Fund is required by Federal law to withhold 30% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

  Dividends of ordinary income and distributions of capital gains may also be subject to state and local taxes.

  Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Government obligations (but not necessarily interest earned on repurchase agreements).

  Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Government obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

  The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other Federal, state or local considerations may apply, investors are urged to consult their tax advisors.

FUND MANAGEMENT

BOARD OF TRUSTEES

  The business of the Trust and the Fund is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Fund and meets regularly to review the Fund's performance, monitor its investment activities and practices, and review other matters affecting the Fund and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Fund." The Trust's Board of Trustees is comprised of Christopher J. Williams, Dail St. Claire, Desmond G. FitzGerald, Brian J. Heidtke and John E. Hull.


THE ADVISER

  Williams Capital Management, LLC (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. The Adviser's address is 650 Fifth Avenue, 11th Floor, New York, New York 10019. Subject to the general control of the Trust's Board of Trustees, the Adviser manages the Fund, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability company organized under the laws of the State of Delaware on January 31, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser is wholly-owned by The Williams Capital Group L.P., a Delaware limited partnership.



  Christopher J. Williams is Chairman and Chief Executive Officer of the Adviser and holds a controlling interest in The Williams Capital Group, L.P. Dail St. Claire is the Managing Director of the Adviser.



  For its services, the Adviser is entitled to receive a fee at an annual rate equal to 0.12% of the Fund's average daily net assets. The Adviser has contractually agreed to waive its fee and/or reimburse the Institutional Shares' expenses to the extent necessary to maintain the Institutional Shares' annual operating expenses at 0.20% of the Institutional Shares' average daily net assets (the "Expense Limitation"). The Expense Limitation will expire on March 1, 2004.


  NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.

NOTICE OF PRIVACY POLICY AND PRACTICES



COMMITMENT TO SHAREHOLDER PRIVACY


  Williams Capital Management Trust (the "Trust") recognizes and respects the privacy expectations of each of our shareholders. We believe the confidentiality and protection of shareholder information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.



COLLECTION AND DISCLOSURE OF SHAREHOLDER INFORMATION


  The Trust collects, retains and uses shareholder information only where we reasonably believe it would be useful to the shareholder and allowed by law. We only use such information to enhance, evaluate or modify a shareholder's relationship with the Trust--to administer shareholder accounts, or to identify specific financial needs and to provide shareholders with information about the Trust and related products and services. We do not sell personal information about shareholders to third parties for their independent use.



  Shareholder information collected by, or on behalf of, the Trust generally comes from the following sources:



  - account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or shareholders inquiring about the Trust;


  - transaction history of a shareholder's account; or


  - third parties.



  We may disclose shareholder information to third parties that are not affiliated with the Trust:



  - as permitted by law, for example to service providers who maintain or service shareholder accounts for the Fund or to a shareholder's broker or agent; or


  - to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.



                       THIS IS NOT PART OF THE PROSPECTUS

SECURITY OF SHAREHOLDER INFORMATION


  We require service providers to the Fund:



  - to maintain policies and procedures designed to assure only appropriate access to information about shareholders of the Fund;


  - to limit the use of information about shareholders of the Fund to the purposes for which the information was disclosed or as otherwise permitted by law; and


  - to maintain physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of shareholders of the Fund.



                      THIS IS NOT PART OF THE PROSPECTUS.

  For more information about WILLIAMS CAPITAL LIQUID ASSETS FUND:


  The Fund's Statement of Additional Information ("SAI") includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders after the Fund has been in existence for a year. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



  The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (866) WCM-FUND.



  Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



Dail St. Claire, President


Williams Capital Liquid Assets Fund


Williams Capital Management Trust


650 Fifth Avenue, 11th Floor

New York, NY 10019

 The Williams Capital Management Trust's Investment Company Act File Number is 811-21186.
 17

                      [This Page Intentionally Left Blank]

                      [This Page Intentionally Left Blank]

                                WILLIAMS CAPITAL

                               LIQUID ASSETS FUND

         A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")




                                 SERVICE SHARES
                                   PROSPECTUS


                                JANUARY 15, 2003




                               INVESTMENT ADVISER:
                        WILLIAMS CAPITAL MANAGEMENT, LLC




           THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
        DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS
         ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

                                WILLIAMS CAPITAL

                               LIQUID ASSETS FUND

                                 SERVICE SHARES

                                TABLE OF CONTENTS


FUND SUMMARY                  INVESTMENT OBJECTIVE                          3
                              PRIMARY INVESTMENT STRATEGY                   3
                              KEY RISKS                                     3
                              PERFORMANCE INFORMATION                       3
                              EXPENSES AND FEES                             4

FUND BASICS                   INVESTMENT DETAILS                            5
                              OTHER RISKS AND CONSIDERATIONS                6
                              VALUING SHARES                                6


SHAREHOLDER INFORMATION       BUYING SHARES                                 7
                              SELLING SHARES                                9
                              DISTRIBUTION ARRANGEMENTS                     10
                              DIVIDENDS, CAPITAL GAINS  AND TAXATION        10



FUND MANAGEMENT               BOARD OF TRUSTEES                             12
                              THE ADVISER                                   12

PRIVACY POLICY                NOTICE OF PRIVACY POLICY AND PRACTICES        13

                                WILLIAMS CAPITAL

                               LIQUID ASSETS FUND

FUND SUMMARY

INVESTMENT OBJECTIVE

The Williams Capital Liquid Assets Fund (the "Fund") is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

PRIMARY INVESTMENT STRATEGY

The Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.

KEY RISKS

All money market instruments may change in value in response to changes in interest rates. The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, a significant increase in interest rates could cause the value of your investment to decline.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Current yield information for the Fund is available toll free by calling (866) WCM-FUND.

--------------------------------------------------------------------------------

MONEY MARKET FUND RULES

To be called a money market fund, a mutual fund must operate within strict Federal rules. Designed to help maintain a $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of these rules are:

- Individual securities must have remaining maturities of no more than 397 days.
- The dollar-weighted average maturity of the fund's holdings cannot exceed 90 days; a "AAA" rated fund must restrict this to 60 days.
- All securities must be in the top two credit grades for short-term securities.
-     All securities must be denominated in U.S. dollars.

- The Fund intends to maintain a AAA rating from one or more Nationally Recognized Statistical Rating Organization ("NRSRO").
- The Fund will maintain a maximum 60-day weighted average maturity along with other guidelines as may be required by the NRSRO.


--------------------------------------------------------------------------------

EXPENSES AND FEES


This table describes the fees and expenses you may pay if you buy and hold Service Shares of the Fund.

SHAREHOLDER FEES

(FEES PAID DIRECTLY FROM YOUR INVESTMENT):

Maximum Sales Charge (Load)                          None
(as a % of offering price)
Maximum Deferred Sales Charge (Load)                 None
Maximum Sales Charge (Load)                          None
(Reinvested Dividends)
Redemption Fee                                       None
Exchange Fee                                         None
Maximum Account Fee                                  None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS):


Advisory Fees                                        0.12%
Distribution (12b-1) Fees*                           0.25%
Shareholder Servicing Fees                           0.25%
Other Expenses**                                     0.14%
Total Annual Fund Operating Expenses***              0.76%


--------------------------------------------------------------------------------


ADVISORY FEES: Fees paid to the investment adviser for portfolio management services.


DISTRIBUTION FEES: A method of charging distribution-related expenses against Fund assets.


SHAREHOLDER SERVICING FEES: Fees that are paid to the investment adviser and/or its affiliates for shareholder account service and maintenance.


OTHER EXPENSES: Include administration, transfer agency and custody expenses, professional fees and registration fees.

--------------------------------------------------------------------------------


* The Fund's Distribution Plan pursuant Rule 12b-1 (the "Rule 12b-1 Plan") provides for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. Until March 1, 2004, the Fund is only making payments under the Rule 12b-1 Plan at an annual rate of 0.25% of the Service Shares' average daily net assets.



**    Other expenses are based on estimated amounts for the current fiscal year.



*** The Adviser has voluntarily agreed to cap the total annual operating expenses of the Service Shares at 0.70% (on an annualized basis) of the Service Shares' average daily net assets. There is no assurance that the reductions will remain in effect.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Service Shares of the Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has 5% return and that the Service Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:


                  1 year            3 years
                  ------            -------
                   $78               $243

FUND BASICS

INVESTMENT DETAILS


The Fund invests in a broad range of money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. Obligations held by the Fund will be "eligible securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which regulates money market mutual funds.



The Fund will invest only in high-quality money market instruments including, but not limited to, commercial paper, master notes, asset-backed and mortgage-backed securities, and other short-term corporate instruments that are either rated in the highest short-term rating category (as well as graded within the category) by one or more nationally-recognized statistical rating organizations or are of comparable quality to securities having such ratings. Additionally, the Fund may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies.


The Fund may invest in asset-backed or mortgage-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.

The Fund may invest in variable rate demand notes, among other variable or floating rate instruments that ultimately mature in more than 397 days.

The Fund may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times.

--------------------------------------------------------------------------------

IMPORTANT DEFINITIONS

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts, credit card receivables or mortgages.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.


REPURCHASE AGREEMENT: A type of short-term investment. A dealer sells securities to the Fund and agrees to buy them back on a predetermined date and at a predetermined price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.


VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must redeem the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

ZERO-COUPON BONDS: A bond with no periodic interest payments which is sold at a discount from the face value of the bond.

MASTER NOTES: Master notes are unsecured obligations that are redeemable upon demand.

--------------------------------------------------------------------------------

The Fund may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money-market instruments in which they may invest.

Williams Capital Management, LLC (the "Adviser") measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security's credit risk changes, the Adviser will decide what to do with the security pursuant to procedures adopted by the Trust's Board of Trustees.

Investment objective and investment policies or practices of the Fund that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Fund's additional fundamental and non-fundamental investment policies are described in the Statement of Additional Information.

OTHER RISKS AND CONSIDERATIONS

In addition to the risk of interest rate change discussed above, other risks could affect performance of the Fund such as:


- The Adviser could select investments that underperform investments of other comparable funds;


- An issuer of a security held by the Fund could default on its obligation to repay interest or principal;

- The counterparty to a repurchase agreement or other transaction could default on its obligations;

- The potential for capital appreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease;

- The Fund may lose interest income if an issuer exercises its right to pay principal on a mortgage-backed or asset-backed security earlier than expected; and

-     Over time, the real value of the Fund's yield may be eroded by inflation.

VALUING SHARES

A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value ("NAV") per share is $1.00. When you buy Service Shares you pay the NAV per share. Although the Fund seeks to maintain a NAV of $1.00 per share, there is no guarantee it will be able to do so.

--------------------------------------------------------------------------------

NET ASSET VALUE : The value of everything the Fund owns, minus everything it owes, divided by the number of shares held by shareholders.

--------------------------------------------------------------------------------


NAV is calculated separately for each class of shares of the Fund at normally 5:00 p.m. Eastern time on each day the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Boston are open. Shares will not be priced on days the NYSE or the Federal Reserve Bank of Boston are closed.


The Fund offers both Service Shares and Institutional Shares. Only Service Shares are described in this Prospectus.

SHAREHOLDER INFORMATION

This section describes how to do business with the Fund.

HOW TO REACH THE FUND


By Telephone:      (866) WCM-FUND


By Mail:           Williams Capital Liquid Assets Fund
                   650 Fifth Avenue, 11th floor
                   New York, NY 10019

BUYING SHARES


Shares of the Fund are sold at NAV (generally $1.00) next determined after receipt of a purchase order in "proper form." Purchase offers are accepted on any day on which the NYSE and the Federal Reserve Bank of Boston are open ("Fund Business Day") . The Fund may also process purchase and sale orders and calculate its NAV on days that the Fund's primary trading markets are open and the Fund's management determines to do so. The Fund does not determine NAV, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.


--------------------------------------------------------------------------------


PROPER FORM. A purchase order or a redemption request is in "proper form" upon receipt of Federal funds and when all required documents are properly completed, signed and received.


--------------------------------------------------------------------------------

METHODS FOR PURCHASING SHARES

You may purchase shares of the Fund by the following methods:


- BY TELEPHONE. You may open an account when placing an initial order by telephone, provided you thereafter submit a registration form by mail. A registration form is available by calling (866) WCM-FUND.


- Through a Financial Institution. You may purchase shares through a broker-dealer, financial adviser or other financial institution (each, an "Institution") that has entered into an agreement with the Fund or the Distributor to purchase Service Shares.


- BY MAIL. You may open an account directly by completing, signing and mailing a registration form and a check made payable to the Williams Capital Liquid Assets Fund to:


                      Williams Capital Liquid Assets Fund
                      650 Fifth Avenue, 11th floor
                      New York, NY  10019

- BY WIRE. To purchase shares of the Fund by Federal Reserve wire, call the Adviser at (866) WCM-FUND. If the Adviser receives a completed purchase order in proper form before 5:00 p.m. Eastern time (the "Cut-Off Time") you will begin to earn dividends the same Fund Business Day. If the Bond Market Association recommends that the government securities markets close early, the Fund may advance the time at which the Adviser must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at (866) WCM-FUND.


      Investors who notify the Adviser after the Cut-Off Time become entitled to dividends on the following Fund Business Day.

      The following procedure will help assure prompt receipt of your Federal funds wire:

            A. Telephone the Adviser toll free at (866) WCM-FUND and provide the following information:

                       Your name
                       Address
                       Telephone number
                       Taxpayer ID number The amount being
                       wired The identity of the bank
                       wiring funds

      You will then be provided with a Fund account number. (Investors with existing accounts must also notify the Adviser before wiring funds.)

            B. Instruct your bank to wire the specified amount to the Fund as follows:


                       State Street Bank and Trust Company
                       A/C # 7324-5060
                       FBO Williams Capital Liquid Assets Fund Operating Account
                       Ref:  [Shareholder Name and Account Number]


To allow the Adviser to manage the Fund most effectively, investors are encouraged to execute all trades before 2:30 p.m. Eastern time. To protect the Fund's performance and shareholders, the Adviser discourages frequent trading in response to short-term fluctuations. The Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund's management.


The Fund and the Adviser each reserves the right to reject any purchase order for any reason.


SHARE CERTIFICATES


State Street Bank and Trust Company (the "Transfer Agent") maintains a share account for each shareholder. The Fund does not issue share certificates.


ACCOUNT STATEMENTS


Monthly account statements are sent to investors to report transactions such as purchase and redemptions as well as dividends paid during the month. When share purchases are effected through an Institution, confirmations of the share purchases and monthly account statements will be sent to the Institution involved.

MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Service Shares of the Fund is $100,000. There is no minimum subsequent investment. The Adviser reserves the right to waive the minimum investment requirement.


SHARES HELD THROUGH INSTITUTIONS

If shares are purchased through an Institution, the Institution (or its nominees) will normally be the holder of record of Fund shares acting on behalf of its customers and will reflect its customer's beneficial ownership of shares in the account statements provided by it to its customers.

SELLING SHARES

You may redeem your shares without charge at the NAV next determined after the Fund receives your redemption request in proper form. The Fund will pay the proceeds of the withdrawal either in Federal funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund Business Day after the withdrawal, but in any event no more than seven days after the withdrawal. The Fund may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as fifteen days. The right of any shareholder to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.


The Fund reserves the right to make payment in securities rather than cash, known as redemption in-kind, for amounts redeemed by a shareholder in any 90-day period in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemptions in-kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.


METHODS FOR SELLING SHARES

You may sell shares of the Fund by the following methods:


-     BY TELEPHONE. You may redeem your shares by telephoning the Adviser at
      (866) WCM-FUND. You must provide the Adviser with your account number and the exact name in which the shares are registered. A redemption by telephone may be made ONLY if the telephone redemption authorization has been completed on a registration form provided by the Adviser. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Adviser will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Adviser nor the Fund will be liable for any losses due to unauthorized or fraudulent redemption requests.


      In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Adviser by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

-     WRITTEN REQUESTS. Redemption requests may be made by writing to:

                  Williams Capital Liquid Assets Fund
                  650 Fifth Avenue, 11th floor
                  New York, NY  10019

      Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.

      A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by an eligible institution acceptable to the Adviser, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

If the Fund receives your redemption request in proper form before 2:30 p.m. Eastern time, the Fund will normally wire payment to you on the same Fund Business Day. If your redemption request is received in proper form after 2:30 p.m. Eastern time, payment is normally wired the next Fund Business Day.

The Adviser may request additional documentation to establish that a redemption request has been authorized, and that proper documentation has been submitted to the Fund.

The Fund may temporarily stop redeeming shares if trading on the NYSE is restricted, an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets or the Securities and Exchange Commission orders the Fund to suspend redemptions.


Due to the cost to the Fund of maintaining smaller accounts, the Fund reserves the right to redeem, upon 60 days' written notice, all shares in an account with an aggregate net asset value of less than $50,000 unless an investment is made to restore the minimum value.



DISTRIBUTION ARRANGEMENTS



The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act under which the Fund may compensate its distributor for services in connection with the distribution of Service Shares of the Fund. The Distribution Plan calls for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. The Fund has also adopted a Shareholder Servicing Plan under which the Fund may compensate its shareholder servicing agents for services provided to shareholders of Service Shares. The Shareholder Servicing Plan calls for payments at an annual rate of up to 0.25% of the Service Shares' average daily net assets. These fees are paid out of the Fund's assets on an ongoing basis. These fees will increase the cost of your investment.


DIVIDENDS, CAPITAL GAINS AND TAXATION

DIVIDENDS


Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Fund. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Fund. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.


CAPITAL GAINS DISTRIBUTIONS


Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Fund does not anticipate that it will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAXATION


Dividends paid by the Fund out of its net investment income (including net realized short-term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Capital gain distributions are generally taxed at different rates than dividends of ordinary income. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.


If you redeem Fund shares you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

If you are neither a lawful resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

The Fund is required by Federal law to withhold 30% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Dividends of ordinary income and distributions of capital gains may also be subject to state and local taxes.

Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Government obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Government obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other Federal, state or local considerations may apply, investors are urged to consult their tax advisors.

FUND MANAGEMENT

BOARD OF TRUSTEES

The business of the Trust and the Fund is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Fund and meets regularly to review the Fund's performance, monitor its investment activities and practices, and review other matters affecting the Fund and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Fund." The Trust's Board of Trustees is comprised of Christopher J. Williams, Dail St. Claire, Desmond G. FitzGerald, Brian J. Heidtke and John E. Hull.


THE ADVISER


Williams Capital Management, LLC (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. The Adviser's address is 650 Fifth Avenue, 11th Floor, New York, New York 10019. Subject to the general control of the Trust's Board of Trustees, the Adviser manages the Fund, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability company organized under the laws of the State of Delaware on January 31, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser is wholly-owned by The Williams Capital Group L.P., a Delaware limited partnership.



Christopher J. Williams is Chairman and Chief Executive Officer of the Adviser and holds a controlling interest in The Williams Capital Group, L.P. Dail
St. Claire is the Managing Director of the Adviser.



For its services, the Adviser is entitled to receive a fee at an annual rate equal to 0.12% of the Fund's average daily net assets. The Adviser will voluntarily waive its fee and/or reimburse the Service Shares' expenses to the extent necessary to maintain the Service Shares' annual operating expenses at 0.70% of the Service Shares' average daily net assets (the "Expense Limitation"). The Adviser may discontinue the Expense Limitation at any time in its sole discretion.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.


                     NOTICE OF PRIVACY POLICY AND PRACTICES



Commitment to Shareholder Privacy



      Williams Capital Management Trust (the "Trust") recognizes and respects the privacy expectations of each of our shareholders. We believe the confidentiality and protection of shareholder information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.



Collection and Disclosure of Shareholder Information



     The Trust collects, retains and uses shareholder information only where we reasonably believe it would be useful to the shareholder and allowed by law. We only use such information to enhance, evaluate or modify a shareholder's relationship with the Trust - to



                       THIS IS NOT PART OF THE PROSPECTUS
      administer shareholder accounts, or to identify specific financial needs and to provide shareholders with information about the Trust and related products and services. We do not sell personal information about shareholders to third parties for their independent use.



      Shareholder information collected by, or on behalf, of the Trust generally comes from the following sources:



      - account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or shareholders inquiring about the Trust;



      -     transaction history of a shareholder's account; or



      -     third parties.



      We may disclose shareholder information to third parties that are not affiliated with the Trust:



      - as permitted by law, for example to service providers who maintain or service shareholder accounts for the Fund or to a shareholder's broker or agent; or



      - to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.



Security of Shareholder Information



      We require service providers to the Fund:



      - to maintain policies and procedures designed to assure only appropriate access to information about shareholders of the Fund;



      - to limit the use of information about shareholders of the Fund to the purposes for which the information was disclosed or as otherwise permitted by law; and



      - to maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of shareholders of the Fund.



      THIS IS NOT PART OF THE PROSPECTUS.

      For more information about WILLIAMS CAPITAL LIQUID ASSETS FUND:


      The Fund's Statement of Additional Information ("SAI") includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders after the Fund has been in existence for a year. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



      The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (866) WCM-FUND.



      Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



Dail St. Claire, President
Williams Capital Liquid Assets Fund
Williams Capital Management Trust
650 Fifth Avenue, 11th Floor
New York, NY  10019


The Williams Capital Management Trust's Investment Company Act File Number is 811-21186.

                                WILLIAMS CAPITAL

                               LIQUID ASSETS FUND

         A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")

                       STATEMENT OF ADDITIONAL INFORMATION


                                JANUARY 15, 2003


                               INVESTMENT ADVISER:

                        WILLIAMS CAPITAL MANAGEMENT, LLC


THIS STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENTS THE PROSPECTUSES DATED JANUARY 15, 2003 OF THE WILLIAMS CAPITAL LIQUID ASSETS FUND (THE "FUND"), A MONEY MARKET FUND, AND SHOULD BE READ ONLY IN CONJUNCTION WITH THOSE PROSPECTUSES, COPIES OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CALLING (866) WCM-FUND.


THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                WILLIAMS CAPITAL

                               LIQUID ASSETS FUND


                       STATEMENT OF ADDITIONAL INFORMATION


                                TABLE OF CONTENTS

HISTORY OF THE TRUST                                              3
INVESTMENT OBJECTIVE                                              3
ADDITIONAL INVESTMENT POLICIES, PRACTICES AND LIMITATIONS         3
INVESTMENT RESTRICTIONS                                           9
DIVIDENDS AND CAPITAL GAINS                                      10
MANAGEMENT OF THE FUND                                           10
DETERMINATION OF NET ASSET VALUE                                 19
FUND TRANSACTIONS                                                19
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                   20
ADVERTISING                                                      20
CALCULATION OF PERFORMANCE                                       21
TAXATION                                                         22
OTHER INFORMATION                                                26
FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS       26

                                WILLIAMS CAPITAL

                               LIQUID ASSETS FUND


HISTORY OF THE TRUST



The Williams Capital Management Trust (the "Trust") was organized as a Delaware statutory trust on August 1, 2002. The Trust is an open-end management investment company. The Williams Capital Liquid Assets Fund (the "Fund") is the only series of the Trust. The Fund offers Service Shares and Institutional Shares, each by means of a separate prospectus.


INVESTMENT OBJECTIVE



The Fund's prospectuses contain information about the investment objective and policies of the Fund. This Statement of Additional Information should only be read in conjunction with the Fund's prospectuses. In addition to the principal investment strategies and the principal risks of the Fund described in the Fund's prospectuses, the Fund may also employ the investment practices described below.

ADDITIONAL INVESTMENT POLICIES, PRACTICES AND LIMITATIONS

The Fund may not change any investment policy designated as fundamental without shareholder approval. Investment policies or practices of the Fund that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Fund's additional fundamental and non-fundamental investment policies are described further below as a supplement to the disclosure in the prospectus.

BORROWING


As a fundamental investment policy, the Fund may only borrow money for temporary or emergency purposes (not for leveraging or investment), including the meeting of redemption requests, in amounts up to 33 1/3% of the Fund's total assets. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell its holdings to meet interest or principal payments at a time when investment considerations would not favor such sales. As a non-fundamental investment policy, the Fund may not purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding.


REPURCHASE AGREEMENTS


The Fund may purchase repurchase agreements fully collateralized (the value of the underlying securities used to collateralize the repurchase agreement is at least 102% of the maturity value) by U.S. Government obligations or cash. In a repurchase agreement, the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed-upon price on an agreed-upon future date, normally one to seven days later. The repurchase price reflects a market rate of interest unrelated to the coupon rate or maturity of the purchased security. The obligation of the seller to pay the repurchase price is in effect secured by the value of the underlying security (as determined daily by Williams Capital Management, LLC (the "Adviser")). This value must be equal to, or greater than, the repurchase price plus the transaction costs (including loss of interest) that the Fund could expect to incur upon liquidation of the collateral if the counterparty defaults. If a counterparty defaults on its repurchase obligation, the Fund might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. In the event of a counterparty's bankruptcy, the Fund might be delayed in, or prevented from, selling the collateral for the Fund's benefit.

REVERSE REPURCHASE AGREEMENTS


The Fund may enter into reverse repurchase agreements under the circumstances described in "Investment Restrictions." In substance, a reverse repurchase agreement is a borrowing for which the Fund provides securities as collateral. Under a reverse repurchase agreement, the Fund sells portfolio securities to a financial institution in return for cash in an amount equal to a percentage of the portfolio securities' market value and agrees to repurchase the securities at a future date at a prescribed repurchase price equal to the amount of cash originally received plus interest on such amount. The Fund retains the right to receive interest and principal payments with respect to the securities while they are in the possession of the financial institution. While a reverse repurchase agreement is in effect, the Fund's custodian will segregate cash or liquid high-quality debt obligations from the Fund's portfolio equal in value to the repurchase price including any accrued interest. Reverse repurchase agreements involve the risk that the market value of securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements also involve a risk of default by the counterparty, which may adversely affect the Fund's ability to reacquire the underlying securities.


PURCHASE OF OTHER INVESTMENT COMPANY SHARES


The Fund may, to the extent permitted under the Investment Company Act of 1940, as amended (the "1940 Act") and exemptive rules and orders thereunder, invest in shares of other investment companies that invest exclusively in money market instruments or in investment companies with investment policies and objectives which are substantially similar to the Fund's. These investments may be made temporarily, for example, to invest uncommitted cash balances or, in limited circumstances, to assist in meeting shareholder redemptions.


ILLIQUID SECURITIES


The Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means repurchase agreements having a maturity of more than seven days and not entitling the holder to payment of principal within seven days. In addition, the Fund will not invest in repurchase agreements having maturities in excess of one year. Certain repurchase agreements that provide for settlement in more than seven days can be liquidated before the nominal fixed term on seven days or less notice. Such repurchase agreements will be regarded as liquid instruments. The Board has ultimate responsibility for determining whether specific securities are liquid or illiquid. The Adviser monitors the liquidity of securities held by the Fund pursuant to guidelines adopted by the Board, and reports periodically to the Board.


SECTION 4(2) COMMERCIAL PAPER


The Fund may also invest in commercial paper issued in reliance on the so-called private placement exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended

("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws and generally is sold to institutional investors that agree that they are purchasing the paper for investment and not for distribution. Any resale by the purchaser must be in an exempt transaction.
Section 4(2) paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers that make a market in Section 4(2) paper. Section 4(2) paper will not be subject to the Fund's percentage limitations on illiquid securities when the Adviser, pursuant to guidelines adopted by the Board, determines that a liquid trading market exists.


U.S. GOVERNMENT SECURITIES

The Fund may purchase U.S. Government securities. The types of U.S. Government obligations in which the Fund may at times invest include: (1) a variety of U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance; and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury,
(c) discretionary authority of the U.S. Government agency or instrumentality, or
(d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Federal Housing Administration, Federal Farm Credit Bank, Farmers Home Administration, Export-Import Bank of the United States, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks, General Services Administration, Maritime Administration, Tennessee Development Bank, Asian-American Development Bank, Student Loan Marketing Association, International Bank for Reconstruction and Development and Federal National Mortgage Association). No assurance can be given that in the future the U.S. Government will provide financial support to such U.S. Government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d), other than as set forth above, since it is not obligated to do so by law.

The Fund may purchase U.S. Government obligations on a forward commitment basis. The Fund may also purchase Treasury Inflation Protected Securities, a type of inflation-indexed Treasury security. Treasury Inflation Protected Securities provide for semiannual payments of interest and a payment of principal at maturity which are adjusted for changes in the Consumer Price Index for All Urban Consumers ("CPI-U").

WHEN-ISSUED SECURITIES

The Fund may purchase securities on a when-issued basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period, and no income accrues to the Fund until settlement takes place. The Fund segregates liquid securities in an amount at least equal to these commitments. For the purpose of determining the adequacy of these securities, the segregated securities will be valued at market. If the market value of such securities declines, additional cash or securities will be segregated on the Fund's records on a daily basis so that the market value of the account will equal the amount of such commitments by the Fund. When entering into a when-issued transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged. The Fund will not invest more than 25% of its net assets in when-issued securities.

Securities purchased on a when-issued basis and held by the Fund are subject to changes in market value based upon the public's perception of changes in the level of interest rates. Generally, the value of such securities will fluctuate inversely to changes in interest rates -- i.e., they will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore, if in order to achieve higher interest income the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility of fluctuation in the Fund's net asset value.


When payment for when-issued securities is due, the Fund will meet its obligations from then-available cash flow, the sale of segregated securities, the sale of other securities or, and although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains, which are subject to Federal income taxes.

FORWARD COMMITMENTS

The Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. When effecting such transactions, cash or marketable securities held by the Fund of a dollar amount sufficient to make payment for the Fund securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. The failure of the other party to complete the transaction may cause the Fund to miss an advantageous price or yield. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to settlement date, or if the other party fails to complete the transaction.

ASSET-BACKED SECURITIES

The Fund may invest in asset-backed securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related securities described below. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of credit enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement of an asset-backed security held by the Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

MORTGAGE-BACKED AND MORTGAGE-RELATED SECURITIES


The Fund may invest in mortgage pass-through certificates. Mortgage pass-through certificates are issued by governmental, government-related and private organizations and are backed by pools of mortgage loans. These mortgage loans are made by savings and loan associations, mortgage bankers, commercial banks and other lenders to home buyers throughout the U.S. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest that, in effect, are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through certificates. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), which is a shareholder-owned government-sponsored enterprise established by Congress, and the Federal National Mortgage Association ("FNMA"), a government -sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan associations, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.


1. GNMA Mortgage Pass-Through Certificates ("Ginnie Maes"). Ginnie Maes represent an undivided interest in a pool of mortgage loans that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the loan pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying loans, Ginnie Maes are of the "modified pass-through" mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes as securities backed by an eligible pool of mortgage loans. The GNMA guaranty is backed by the full faith and credit of the United States, and GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guaranty. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market by securities dealers and a variety of investors.

2. FHLMC Mortgage Participation Certificates ("Freddie Macs"). Freddie Macs represent interests in groups of specified first lien residential conventional mortgage loans underwritten and owned by FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where FHLMC has not guaranteed timely payment of principal, FHLMC may remit the amount due on account of its guaranty of ultimate payment of principal at any time after default on = an underlying loan, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market by FHLMC, securities dealers and a variety of investors.

3. FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes"). Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one-family to four-family residential properties. FNMA is obligated to distribute scheduled monthly installments of principal and interest on the loans in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated loans. The obligation of FNMA under its guaranty is solely the obligation of FNMA and is not backed by, nor entitled to, the full faith and credit of the United States.

The market value of mortgage-backed and mortgage-related securities depends on, among other things, the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

Although the mortgage loans in a pool underlying a mortgage pass-through certificate will have maturities of up to 30 years, the average life of a mortgage pass-through certificate will be substantially less because the loans will be subject to normal principal amortization and also may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest mortgage rates tends to increase, thereby shortening the actual average life of the mortgage pass-through certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage pass-through certificate. Accordingly, it is not possible to predict accurately the average life of a particular pool. However, based on current statistics, it is conventional to quote yields on mortgage pass-through certificates based on the assumption that they have effective maturities of 12 years. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, mortgage pass-through certificates with underlying loans bearing interest rates in excess of the market rate can be less effective than typical noncallable bonds with similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of declining in value during periods of rising interest rates.

VARIABLE AND FLOATING RATE SECURITIES

The Fund may invest in variable and floating rate securities. A variable rate security provides for the automatic establishment of a new interest rate on set dates. Interest rates on these securities are ordinarily tied to, and are a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities. Variable rate obligations whose interest is readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

STRIPPED SECURITIES


The Fund may invest in stripped securities, which are U.S. Treasury bonds and notes, the unmatured interest coupons of which have been separated from the underlying obligation. Stripped securities are zero coupon obligations that are normally issued at a discount from their face value. The Fund may invest no more than 25% of its assets in stripped securities that have been stripped by their holder, which is typically a custodian bank or investment brokerage firm. A number of securities firms and banks have stripped the interest coupons and resold them in custodian receipt programs with different names such as Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The Fund intends to rely on the opinions of counsel to the sellers of these certificates or other evidences of ownership of U.S. Treasury obligations that, for Federal tax and securities purposes, purchasers of such certificates most likely will be deemed the beneficial holders of the underlying U.S. Government securities. Privately-issued stripped securities such as TIGRS and CATS are not themselves guaranteed by the U.S. Government, but the future payment of principal or interest on the U.S. Treasury obligations that they represent is so guaranteed.


ZERO COUPON SECURITIES

These securities are notes, bonds and debentures that (i) do not pay current interest and are issued at a substantial discount from par value, (ii) have been stripped of their unmatured interest coupons and receipts, or (iii) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts.

Because the Fund accrues taxable income from zero coupon securities without receiving regular interest payments in cash, the Fund may be required to sell portfolio securities in order to pay a dividend. Investing in these securities might also force the Fund to sell portfolio securities to maintain portfolio liquidity.

Because a zero coupon security pays no interest to its holder during its life or for a substantial period of time, it usually trades at a deep discount from its face or par value and will be subject to greater fluctuations in market value in response to changing interest rates than debt obligations of comparable maturities that make regular distributions of interest.

INVESTMENT RESTRICTIONS

The Trust has adopted the following restrictions for the Fund, which may not be changed without the affirmative vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the 1940 Act to mean the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are present at the meeting in person or by proxy. The Fund may not:

1. Borrow money, except as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions (not for leveraging or investment), provided that borrowing does not exceed an amount equal to 33 1/3% of the current value of the Fund's assets taken at market value, less liabilities, other than borrowings. If at any time the Fund's borrowings exceed this limitation due to a decline in net assets, such borrowings will, within three days, be reduced to the extent necessary to comply with this limitation. The Fund will not purchase investments once borrowed funds (including reverse repurchase agreements) exceed 5% of its total assets.

2. Make loans to any person or firm; provided, however, that the making of a loan shall not include (i) the acquisition for investment of bonds, debentures, notes or other evidence of indebtedness that is publicly distributed or of a type customarily purchased by institutional investors, or (ii) the entering into repurchase agreements, and provided further that the Fund may lend its portfolio securities to broker-dealers or other institutional investors if the aggregate value of all securities loaned does not exceed 33 1/3% of the value of the Fund's total assets.

3. Engage in the business of underwriting securities issued by others, except that the Fund will not be deemed to be an underwriter or to be underwriting on account of the purchase or sale of securities subject to legal or contractual restrictions on disposition.

4. Issue senior securities, except as permitted by its investment objective, policies and restrictions, and except as permitted by the 1940 Act.

5. Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities); provided, however, that concentration may occur as a result of changes in the market value of portfolio securities and from investments in bankers' acceptances, certificates of deposit, time deposits and other similar instruments issued by foreign and domestic branches of U.S. and foreign banks.

6. Invest in securities of any one issuer (other than securities issued by the U.S. Government, its agencies and instrumentalities), if immediately thereafter and as a result of such investment (i) the current market value of the Fund's holdings in the securities of such issuer exceeds 5% of the value of the Fund's assets, or (ii) the Fund owns more than 10% of the outstanding voting securities of the issuer, provided that such limitation does not apply to securities issued by other investment companies.

The concentration policy of the Fund (as set forth in Investment Restriction No. 5 above) permits the Fund to invest, without limit, in bankers' acceptances, certificates of deposit and similar instruments issued by (i) U.S. banks, (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks), and (iii) foreign branches of U.S. banks (in circumstances in which the Fund will have recourse to the U.S. bank for the obligations of the foreign branch). The Fund may concentrate in such instruments when, in the opinion of the Adviser, the yield, marketability and availability of investments meeting the Fund's quality standards in the banking industry justify any additional risks associated with the concentration of the Fund's assets in such industry.

As of the date of this Statement of Additional Information, the 1940 Act prohibits the issuance of senior securities by mutual funds other than bank borrowings.

DIVIDENDS AND CAPITAL GAINS

DIVIDENDS


Dividends are declared daily and paid monthly, following the close of the last Fund business day of the month. A business day is any day on which the New York Stock Exchange and the Federal Reserve Bank of Boston are open. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. A purchase order or redemption request is in "proper form" upon receipt of Federal funds and when all required documents are properly completed, signed and received. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Fund. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Transfer Agent. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.


CAPITAL GAINS DISTRIBUTIONS

Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Trust does not anticipate that the Fund will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES


The Trustees are responsible for generally overseeing the Trust's business. The following table provides biographical information with respect to each Trustee and officer of the Trust. An asterisk (*) indicates a Trustee who may be deemed to be an "interested person" of the Trust, as defined in the 1940 Act (the "Interested Trustees").



                                                                                          NUMBER OF FUNDS   OTHER
                                      POSITION(S)  TERM OF                                IN FUND COMPLEX   DIRECTORSHIPS
                                      HELD WITH    OFFICE AND                             OVERSEEN BY       HELD BY TRUSTEE
                                      FUND         LENGTH OF                              TRUSTEE
NAME, ADDRESS, AND AGE                             TIME SERVED    PRINCIPAL OCCUPATION
                                                                  DURING PAST FIVE YEARS
INDEPENDENT TRUSTEES:
Brian J. Heidtke (62)
585 Sparrowbush Road                  Trustee      Term:          President of The        1                 None
Wyckoff, New Jersey 07481                          Indefinite     Heidtke Foundation
                                                                  (philanthropy) (1998
                                                   Elected:       to present); Vice
                                                   December 2002  President, Finance
                                                                  and Corporate
                                                                  Treasurer, Colgate
                                                                  Palmolive Company
                                                                  (consumer products)
                                                                  (1986 to 2000).

Desmond G. FitzGerald (58)            Trustee      Term:          Chairman, North         1                 Trustee,
25 Sarrington Drive                                Indefinite     American Properties                       Deutsche Asset
Greenwich, CT 06831                                               Group (real estate),                      Management VIT
                                                   Elected:       1987 to present.                          Funds;
                                                   December 2002                                            Chairman, U.S.
                                                                                                            Guaranteed
                                                                                                            Finance Corp.;
                                                                                                            Advisory
                                                                                                            Director, Bank
                                                                                                            of New York;
                                                                                                            and Director,
                                                                                                            Hilliard
                                                                                                            Farbert & Co.,
                                                                                                            Inc.; Advisory
                                                                                                            Director,
                                                                                                            Putnam Trust &
                                                                                                            Co.; and
                                                                                                            Trustee,
                                                                                                            Holland Series
                                                                                                            Fund, Inc.

John E. Hull (55)                     Trustee      Term:          Financial Vice          1                 None
165 East 74th Street                               Indefinite     President, Andrew W.
New York, NY 10021                                                Mellon Foundation
                                                   Elected:       (non-profit
                                                   December 2002  foundation) 2002 to
                                                                  present; Deputy
                                                                  Comptroller, Office
                                                                  of State Comptroller
                                                                  State of New York
                                                                  1973 to 2002.


INTERESTED TRUSTEES:

                                                                                          NUMBER OF FUNDS   OTHER
                                      POSITION(S)  TERM OF                                IN FUND COMPLEX   DIRECTORSHIPS
                                      HELD WITH    OFFICE AND                             OVERSEEN BY       HELD BY TRUSTEE
                                      FUND         LENGTH OF                              TRUSTEE
NAME, ADDRESS, AND AGE                             TIME SERVED    PRINCIPAL OCCUPATION
                                                                  DURING PAST FIVE YEARS
Christopher J. Williams (45)*         Trustee,     Term:          Chairman and Chief      1                 None
Williams Capital Management, LLC      Chairman     Indefinite     Executive Officer of
650 Fifth Avenue                      of the                      Williams Capital
11th Floor                            Board of     Elected:       Management, LLC (2002
New York, NY 10019                    Trustees,    December 2002  to present); Chairman
                                      and                         and Chief Executive
                                                                  Chairman Officer of The
                                      and                         Williams Capital
                                      Treasurer                   Group, L.P. (one of
                                      of the Fund                 the largest
                                                                  minority-owned
                                                                  investment banks in
                                                                  the U.S.) (1994 to
                                                                  present); and former
                                                                  Senior Vice President,
                                                                  Lehman Brothers, Inc.
                                                                  (from 1984 to 1992).

Dail St. Claire (42)*                 Trustee,     Term:          Managing Director of    1                 None
Williams Capital Management, LLC      President    Indefinite     Williams Capital
650 Fifth Avenue                      and                         Management, LLC (2002
11th Floor                            Secretary    Elected:       to present); First
New York, NY 10019                    of the Fund  December 2002  Vice President of
                                                                  Amalgamated Bank (2000
                                                                  to 2001); Principal
                                                                  and Portfolio Manager
                                                                  for Utendahl Capital
                                                                  Management, L.P. (1993
                                                                  to 2001); and Senior
                                                                  Investment Officer for
                                                                  the New York City
                                                                  Comptroller's Office
                                                                  (1989 to 1993).



The Declaration of Trust provides that the Trust shall indemnify each person who is or was a Trustee of the Trust against all expenses, judgments, fines, settlements and other amounts actually and reasonable incurred in connection with any proceedings if the person in good faith and reasonably believes that his or her conduct was in the Trust's best interest. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

CODE OF ETHICS


The Trust, the Adviser and ALPS Distributors, Inc. ("ALPS") have adopted codes of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their provisions, to invest in securities, including securities that may be purchased or held by the Trust, the Adviser and ALPS.


STANDING COMMITTEES


The Board of Trustees has established various committees to facilitate the timely and efficient consideration of all matters of importance to Independent Trustees, the Trust, and the Fund's shareholders and to facilitate compliance with legal and regulatory requirements.

Currently, the Board has created an Audit Committee, Nominating Committee and Pricing Committee.



The Audit Committee is composed of all the Independent Trustees. The Audit Committee oversees and monitors the Trust's internal accounting and control structure, its auditing function and its financial reporting process. The Audit Committee recommends to the full Board of Trustees the appointment of auditors for the Trust. The Audit Committee also reviews audit plans, fees and other material arrangements in respect of the engagement of auditors, including non-audit services performed. The chairman of the Audit Committee shall be responsible for pre-approving all non-audit related services subject to ratification by the full Audit Committee. The Audit Committee reviews the qualifications of the auditor's key personnel involved in the foregoing activities and monitors the auditor's independence. The Audit Committee meets twice a year, or more often as required, in conjunction with meetings of the Board of Trustees.



The Nominating Committee is composed of all of the Independent Trustees. The Nominating Committee is responsible for nominating for election as Trustees candidates who may be either "interested persons" or non-interested persons of the Trust. The Nominating Committee meets as is required.



The Pricing Committee is composed of any one Trustee and a representative from the Adviser. The Pricing Committee may make fair valuation determinations as may be required from time to time. The Pricing Committee meets as is required.


TRUSTEE OWNERSHIP OF SECURITIES OF THE TRUST, ADVISER AND DISTRIBUTOR


As of December 31, 2002, none of the Independent Trustees had any ownership of securities of the Adviser or ALPS or any person directly or indirectly controlling, controlled by or under common control with the Adviser or ALPS.



The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the Trust as of December 31, 2002.





                                                                        Aggregate Dollar Range of Equity Securities
                                  Dollar Range of Equity Companies      in All Registered Investment Companies
Name of Trustee                      Securities in the Trust            Overseen by Trustee in Family of Investment
INDEPENDENT TRUSTEES
     Brian J. Heidtke                         None                       None
     John E. Hull                             None                       None
     Desmond G. FitzGerald                    None                       None

INTERESTED TRUSTEES

     Christopher J. Williams                  None                       None
     Dail St. Claire                          None                       None

TRUSTEE COMPENSATION


Each Independent Trustee receives annual compensation from the Trust for his or her services in the amount of $12,000. Each Trustee is reimbursed for reasonable travel expenses to attend Board meetings.



The following table sets forth the estimated total remuneration of Trustees and officers of the Trust for the fiscal year ending October 31, 2003.


                                                      Pension or
                                                      Retirement                                Total Compensation from
                                   Aggregate          Benefits              Estimated Annual    Trust & Fund Complex
                                   Compensation       Accrued as Part of    Benefits Upon       Paid to Trustees
Name and Position                  from Trust         Trust Expenses        Retirement
INDEPENDENT TRUSTEE
Brian J. Heidtke                   $12,000            N/A                   N/A                 $12,000
John E. Hull                       $12,000            N/A                   N/A                 $12,000
Desmond G. FitzGerald              $12,000            N/A                   N/A                 $12,000


INTERESTED TRUSTEE

Christopher J. Williams            $0                 N/A                   N/A                 $0
Dail St. Claire                    $0                 N/A                   N/A                 $0


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


As of December 31, 2002, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Fund.


Persons or organizations owning 25% or more of the outstanding shares of a fund may be presumed to "control" (as that term is defined in the 1940 Act) a fund. As a result, these persons or organizations could have the ability to approve or reject those matters submitted to the shareholders of such fund for their approval.


As of January 14, 2003, the Fund had not commenced operations and the Adviser owned 100% of the Fund and controlled the Fund.


THE INVESTMENT ADVISER


Williams Capital Management, LLC (the "Adviser") is a wholly-owned subsidiary of The Williams Capital Group, L.P. ("WCG"). WCG has established a track record of consistent growth in its investment banking and trading activities since its inception in January 1994. The firm has built an impressive client roster of institutional investors as well as corporate debt and equity issuers that includes many of the world's largest and most sophisticated global organizations. Under the guidance of Christopher J. Williams, a former senior manager in Lehman Brothers' investment banking and capital markets divisions, the firm has ranked among the top 20 underwriters of investment-grade corporate debt in 1999, 2000 and 2001. In addition, the firm has served as a co-manager and senior syndicate member on numerous equity offerings in the last 12 months. WCG employs a staff of over 50 at its headquarters in New York and European office in London.



In the United States, WCG provides debt and equity underwriting, secondary market trading, proprietary research, stock repurchase and corporate finance advisory services, and is a member of the New York Stock Exchange. Williams Capital International Ltd., its London-based subsidiary, is regulated by the Securities and Futures Authority in the United Kingdom. The firm's business activities are organized as follows: Domestic Equity Sales & Trading, International Equity Sales & Trading, Fixed Income Sales & Trading, Corporate Finance and Capital Markets Research.



The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. The Investment Advisory Agreement between the Trust and the Adviser dated January 15, 2003 (the "Advisory Agreement") will remain in effect with respect to the Fund for a period of two years and will continue in effect thereafter only if its continuance is specifically approved at least annually by the Board or by vote of the shareholders, and in either case, by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Advisory Agreement.


The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of the Fund's shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement also provides that, with respect to the Fund, the Adviser shall not be liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Fund, except for willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of reckless disregard of the Adviser's obligations and duties under the Advisory Agreement.


The Advisory Agreement was initially approved by the Trustees, including a majority of the Independent Trustees, on December 19, 2002. In determining to approve the Advisory Agreement, the Board requested, and received from the Adviser, information it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information, and was advised by legal counsel to the Trust with respect to its deliberations. In considering the Advisory Agreement, the Board reviewed numerous factors. The following factors were considered by the Board in evaluating the fairness and reasonableness of the compensation to be paid to the Adviser under the Advisory Agreement: (i) the nature and quality of services to be rendered under the Advisory Agreement; (ii) the fees paid by comparable funds; (iii) the Fund's service needs and the services provided by the Adviser; (iv) the quality of the services expected to be provided; (v) the fees payable for the services; (vi) the total expenses of the Fund, including the Adviser's contractual agreement to cap the total annual operating expenses of the Fund; (vii) the capabilities and financial condition of the Adviser; and (viii) the residual benefits that the Adviser or any of its affiliates may receive from managing the Fund, such as brand-recognition.


In approving the Advisory Agreement, the Board, based on its review of the information requested and provided concluded that (i) the Adviser and its personnel were sufficiently experienced and qualified to provide investment advisory services for the Fund; and (ii) the Fund's estimated expense ratios are reasonable compared to other funds with similar investment objectives. After considering these and other factors, the Trustees, concluded that the approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders.


For the services provided by the Adviser, the Trust pays the Adviser, with respect to the Fund, an annual fee of 0.12% of the total average daily net assets of the Fund. This fee is accrued by the Trust daily. The Adviser has contractually agreed to waive up to 100% of its advisory fee and/or to reimburse the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 0.20% of the average daily net assets of the Institutional Shares.

The contractual waiver expires on March 1, 2004. The Adviser has also voluntarily agreed to waive up to 100% of its advisory fee and/or to reimburse the Fund's expenses to the extent necessary to ensure that the Fund's total operating expenses do not exceed 0.70% of the average daily net assets of the Service Shares. There is no assurance that the voluntary reductions for the Service Shares will remain in effect.



Subject to the waivers discussed above, the Trust has confirmed its obligation to pay all of its expenses, including: interest charges, taxes, brokerage fees and commissions; expenses of issue, repurchase and redemption of shares; premiums of insurance for the Trust, its Trustees and officers and fidelity bond premiums; applicable fees, interest charges and expenses of third parties, including the fees paid to the Adviser, administrator, custodian and accounting agent and transfer agent; fees of pricing, interest, dividend, credit and other reporting services; costs of memberships in trade associations; telecommunications expenses; funds transmission expenses; auditing, legal and compliance expenses; cost of forming the Trust and maintaining its existence; costs of preparing and printing the Fund's prospectuses, statements of additional information and shareholder reports and delivering them to existing shareholders; expenses of meetings of shareholders and proxy solicitations thereof, costs of maintaining books and accounts and preparing tax returns; costs of reproduction, stationery and supplies; fees and expenses of the independent Trustees; compensation of the Trust's officers and employees who are not employees of the Adviser, and costs of other personnel (who may be employees of the Adviser) performing services for the Trust; costs of Trustee board meetings; Securities and Exchange Commission (the "SEC") registration fees and related expenses; and state or foreign securities laws registration fees and related expenses.


The Adviser may carry out any of its obligations under the Advisory Agreement by employing, subject to the Board's supervision, one or more persons who are registered as investment advisers. The Advisory Agreement provides that the Adviser shall not be liable for any act or omission of any sub-adviser except with respect with respect to matter as to which the Adviser specifically assumes responsibility in writing.

INVESTMENT MANAGEMENT TEAM


The Adviser utilizes a committee structure to manage fixed-income assets and research fixed-income securities. The Investment Policy Committee and Credit Committee include the persons listed below:



      - Christopher J. Williams is the Chairman and Chief Executive Officer of the Adviser and of the Fund. In addition, Mr. Williams is also the Chairman and Chief Executive Officer of The Williams Capital Group, L.P., which is one of the largest minority-owned investment banks in the U.S. Prior to forming The Williams Capital Group, L.P. in 1994, Mr. Williams spent eight years in the investment banking and capital markets divisions of Lehman Brothers as Senior Vice President and approximately two years as the Managing Principal of the Williams Financial Markets, a division of Jefferies & Company.



      - Dail St. Claire is the Managing Director and Co-Portfolio Manager of the Adviser and President and Co-Portfolio Manager of the Fund. In addition, Ms. St. Claire is Chairperson of the Adviser's Investment Policy Committee. Ms. St. Claire has 18 years of investment experience with 12 years managing cash and short-term fixed-income assets. Ms. St. Claire's current responsibilities include directing the portfolio management and credit research for the Fund. Prior to her current responsibilities, Ms. St. Claire was First Vice President of Amalgamated Bank from September 2000 to September 2001. From 1993 to September 2001, Ms. St. Claire was a Principal and Portfolio Manager for Utendahl Capital Management, L.P.

            Prior to serving at Utendahl, Ms. St. Claire was a Senior Investment Officer for the New York City Comptroller's Office from 1989 until 1993.



      - Marybeth Leithead, CFA, is a Senior Vice President and Portfolio Manager of the Adviser and Portfolio Manager of the Fund. Ms. Leithead has 13 years of investment experience with 7 years experience managing cash and short-term fixed-income assets. Prior to her current responsibilities, Ms. Leithead was Director of Credit Suisse Asset Management from January 1999 through November 2000. Prior to that, Ms. Leithead was Senior Vice President of DLJ Asset Management from January 1999 through November 2000 and Vice President from January 1992 through December 1998.


The Credit Committee also includes:


      - Shayna Malnak is Senior Vice President and Senior Credit Analyst of the Adviser and Senior Credit Analyst of the Fund. In addition, Ms. Malnak assists with the portfolio management and trading for the Fund. Prior to her current responsibilities, Ms. Malnak was Principal for The Williams Capital Group, L.P., analyzing companies in various sectors. Prior to that, Ms. Malnak was Vice President of Unifund S.A., where she analyzed global public and private equity investments from October 1993 through June 1996. From October 1984 to October 1993, Ms. Malnak was an analyst at Standard & Poor's Corporation where she evaluated a broad group of industrial and financial companies.

ADMINISTRATOR


Under the Administrative Services Agreement (the "Administration Agreement"), dated January 15, 2003, State Street Bank and Trust Company ("State Street" or the "Administrator") is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deems necessary for the proper administration of the Trust and the Fund. State Street will generally assist in all aspects of the Trust's and the Fund's operations; supply and maintain office facilities (which may be in State Street's own offices); provide statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with the Declaration of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services. Pursuant to the Administration Agreement, the Trust has agreed to indemnify State Street for certain liabilities, including certain liabilities arising under Federal securities laws, unless such loss or liability results from the Administrator's gross negligence or willful misconduct in the performance of its duties. The Fund pays State Street a monthly fee at the annual rate of 0.04% of the Fund's average daily net assets up to $250 million, 0.0250% of the next $250 million, 0.015% of the next $250 million, and 0.01% thereafter, and State Street is entitled to reimbursement from the Fund for its out-of-pocket expenses incurred under the Administration Agreement. State Street will be paid a minimum fee of $10,000 per month for services provided to the Fund. An additional $10,000 annual fee will be applied for each class of shares, excluding the first class of shares, if more than one class of shares is operational.


State Street is located at 225 Franklin Street, Boston, Massachusetts 02110.

DISTRIBUTOR


ALPS Distributors, Inc., 370 17th Street, Suite 3100, Denver, Colorado 80202, serves as distributor ("ALPS" or the "Distributor") pursuant to the Distribution Agreement dated January 15, 2003. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.


TRANSFER AGENT

State Street (the "Transfer Agent") acts as the Fund's transfer agent. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

CUSTODIAN AND ACCOUNTING AGENT

State Street acts as custodian and fund accounting agent of the Fund's assets. State Street as custodian is responsible for safeguarding and controlling the Fund's cash and securities, handling the delivery of securities and collecting interest and dividends on the Fund's investments. State Street as fund accounting agent is responsible for maintaining the books and records and calculating the daily net asset value of the Fund.


INDEPENDENT ACCOUNTANTS



PricewaterhouseCoopers LLP (the "Independent Accountants"), 1177 Avenue of the Americas, New York, New York 10036, has been selected as the independent accountants of the Fund. The selection of independent accountants is subject to ratification by the Fund's shareholders at any annual meeting of shareholders held by the Fund. The Independent Accountants are responsible for auditing the financial statements of the Fund.


LEGAL COUNSEL


Sidley Austin Brown & Wood LLP, 787 Seventh Ave, New York, New York 10019, is counsel for the Trust.



DISTRIBUTION PLAN



The Trust has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for the Service Shares (the "Plan"). The Plan provides that the Fund may incur distribution expenses related to the sale of Service Shares of up to 0.30% per annum of the Fund's average daily net assets attributable to such shares. The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of Service Shares, including, but not limited to, advertising, preparation of and maintenance of a website, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Distributor. Until March 1, 2004, the Board of Trustees has authorized the Fund to make payments under the Plan at an annual rate of 0.25% of the Service Shares' average daily net assets.

SHAREHOLDER SERVICES


The Trust has adopted a Shareholder Service Plan under which it pays shareholder servicing agents up to 0.25% of the average daily net assets of the Service Shares, so that the Fund may obtain the services of shareholder servicing agents and other qualified financial institutions to act as shareholder servicing agents for its customers. Under this Plan, the Trust has authorized the Distributor to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services.



Among the services provided by shareholder servicing agents are: answering customer inquiries regarding account matters; assisting shareholders in designating and changing various account options; aggregating and processing purchase and redemption orders and transmitting and receiving funds for shareholder orders; transmitting, on behalf of the Fund, proxy statements, prospectuses and shareholder reports to shareholders and tabulating proxies; processing dividend payments and providing sub-accounting services for Fund shares held beneficially; and providing such other services as the Fund or a shareholder may request.


DETERMINATION OF NET ASSET VALUE


Pursuant to the rules of the SEC, the Board has established procedures to stabilize the Fund's net asset value ("NAV") at $1.00 per share. These procedures include a review of the extent of any deviation of NAV per share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board of Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in-kind, selling the Fund's securities prior to maturity, reducing or withholding dividends and utilizing a NAV per share as determined by using available market quotations. The Trust has also established procedures to ensure that portfolio securities meet the Fund's quality criteria.


In determining the approximate market value of Fund investments, the Fund may employ outside organizations which may use a matrix or formula method that takes into consideration market indices, matrices, yield curves and other specific adjustments. This may result in the securities being valued at a price different from the price that would have been determined had the matrix or formula method not been used. All cash, receivables and current payables are carried at their face value.

FUND TRANSACTIONS

Purchases and sales of portfolio securities for the Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers servicing as market makers include the spread between the bid and ask price. There usually are no brokerage commissions paid for any purchases. While the Trust does not anticipate that the Fund will pay any amounts of commission, in the event the Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that it would otherwise be obligated to pay itself. Any transaction for which the Fund pays commissions or transaction-related compensation will be effected at the best price and execution available, taking into account the value of any research services provided, or the amount of any payments for other services made on behalf of the Fund, by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available to the Fund.

Investment decisions for the Fund will be made independently from those for any other portfolio, account or investment company that is or may in the future become managed by the Adviser or its affiliates. If, however, the Fund and other portfolios, accounts or investment companies managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each entity. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denominated purchases or sales.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION


Shares of the Fund are sold on a continuous basis by the Distributor without any sales charge. It is the Fund's policy to use its best efforts to maintain a constant price per share of $1.00, although there can be no assurance that the $1.00 net asset value per share will be maintained. In accordance with this effort and pursuant to Rule 2a-7 under the 1940 Act, the Fund uses the amortized cost valuation method to value its portfolio instruments. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value generally in response to changes in interest rates. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.


For example, in periods of declining interest rates, the daily yield on the Fund's shares computed by dividing the annualized daily income on the Fund's portfolio by the NAV based upon the amortized cost valuation technique may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the daily yield on the Fund shares computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.

ADDITIONAL REDEMPTION MATTERS


The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder that is applicable to the Fund's shares as provided in the prospectuses from time to time.


Redemptions may be made wholly or partially in portfolio securities if the Board determines that payment in cash would be detrimental to the best interests of the Fund.

ADVERTISING

PERFORMANCE DATA

The Fund may provide current yield and effective yield quotations for the Service Shares and Institutional Shares. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Fund is historical and is not intended to indicate future returns.


In performance advertising the Fund may compare any of its performance information with data published by independent evaluators including Morningstar, Lipper, Inc., iMoneyNet, Inc., Thompson Financial and other companies that track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare any of its performance information with the performance of a recognized stock, bond and other indices. The Fund may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.


Although published yield information is useful to investors in reviewing a class's performance, investors should be aware that the Fund's yield fluctuates from day to day and that its yield for any given period is not an indication or representation by the Fund of future yield or rates or return on its shares. The yields of a class are neither fixed nor guaranteed, and an investment in the Fund is not insured or guaranteed. Accordingly, yield information may not necessarily be used to compare shares of the Fund with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare directly the Fund's yield information to similar information of investment alternatives which are insured or guaranteed.

Income calculated for the purpose of determining the yield of a class differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a class may differ from the rate of distribution the class paid over the same period or the rate of income reported in the Fund's financial statements.

The Fund may advertise other forms of performance. For example, the Fund may quote unaveraged or cumulative total returns reflecting the change in the value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Any performance information may be presented numerically or in a table, graph or similar illustration.

CALCULATION OF PERFORMANCE

The yield for the Fund is calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts and dividing the net change in the account value by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

An effective yield is computed by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

         EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] -1

THE YIELDS QUOTED ARE NOT INDICATIVE OF FUTURE RESULTS. YIELDS WILL DEPEND ON THE TYPE, QUALITY, MATURITY, AND INTEREST RATE OF MONEY MARKET INSTRUMENTS HELD BY THE FUND.

TAXATION


The following is only a summary of certain additional Federal income tax considerations generally affecting the Fund and its shareholders that are not described in the prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectuses are not intended as substitutes for careful tax planning.


QUALIFICATION AS A REGULATED INVESTMENT COMPANY


The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund is not subject to Federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year (the "Distribution Requirement"), and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and can therefore satisfy the Distribution Requirement.



In addition to satisfying the Distribution Requirement, a regulated investment company must satisfy a gross income test (the "Income Requirement"). To satisfy the Income Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business or investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies.



Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it has made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31st as if it had been incurred in the succeeding year.


In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

EXCISE TAX ON REGULATED INVESTMENT COMPANIES


A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of its ordinary taxable income for the calendar year and 98% of its capital gain net income for the one-year period ended on October 31st of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30th or December 31st, for its taxable year (a "taxable year election")). The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.


For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31st of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

The Fund may make investments that produce taxable income that is not matched by a corresponding receipt of cash or an offsetting loss deduction. Such investments would include obligations that have original issue discount or that accrue discount, obligations that accrue negative amortization and obligations that are subordinated in the mortgage-backed or asset-backed securities structure. Such taxable income would be treated as income earned by the Fund and would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding receipt of cash by the Fund or an offsetting deduction, the Fund may be required to borrow money or dispose of other securities to be able to make distributions to shareholders. The Fund intends to make sufficient and timely distributions to shareholders so as to qualify for treatment as a regulated investment company at all times.

FUND DISTRIBUTIONS


The Fund anticipates distributions of substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for Federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.


The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net capital gain is distributed and designated as a capital gain dividend, it will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects undistributed net investment income or recognized capital gain net income, or unrealized appreciation in the value of the assets of the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31st of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. Federal income tax consequences of distributions made (or deemed made) during the year.


The Fund will be required in certain cases to withhold and remit to the U.S. Treasury up to 31% of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder that (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) has failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other "exempt recipient." The backup withholding rates are currently: 30% during

2002-2003; 29% during 2004-2005; 28% during 2006-2010; and 31% during 2011 and thereafter. When establishing an account, a shareholder must certify under penalty of perjury that such number is correct and that such shareholder is not otherwise subject to backup withholding.


SALE OR REDEMPTION OF SHARES


The Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Fund will do this. If the net asset value varies from $1.00 per share on the date of sale or redemption, a shareholder will recognize gain or loss equal to the difference between the net asset value of the shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption (including through the Fund's dividend reinvestment plan). In general, any gain or loss arising from (or treated as arising from ) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Sections 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


FOREIGN SHAREHOLDERS


Non-U.S. investors in the Fund should consult their tax advisors concerning the tax consequences of ownership of shares in the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty). Such non-U.S. investors would generally be exempt from U.S. Federal income tax on gains realized on the sale of shares of the Fund, capital gain dividends, and amounts retained by the Fund that are designated as undistributed capital gains.


If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends, and any gains realized upon the sale of shares of the Fund will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or domestic corporations.

In the case of foreign noncorporate shareholders, the Fund may be required to withhold U.S. Federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding tax (or subject to withholding at a reduced treaty rate) unless such shareholders furnish the Fund with proper notification of their foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including applicability of foreign taxes.

EFFECT OF FUTURE LEGISLATION; STATE AND LOCAL TAX CONSIDERATIONS

The foregoing general discussions of U.S. Federal income tax consequences is based on the Code and the Treasury Regulations issued thereunder as in effect on the date of this Statement of Additional

Information. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.

OTHER INFORMATION

THE TRUST AND ITS SHAREHOLDERS

The Fund offers Institutional and Service Shares. Each class of shares has a different distribution arrangement. Also, to the extent one class bears expenses different from the other class, the amount of dividends and other distributions it receives, and its performance, will differ. Shareholders of one class have the same voting rights as shareholders of the other class, except that separate votes are taken by each class of the Fund if the interests of one class differ from the interests of the other.

Delaware laws provide that shareholders shall be entitled to the same limitations on personal liability extended to stockholders of private corporations for profit. The securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses of the Trust and requires that a disclaimer be given in each contract entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Declaration of Trust also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitations of liability was in effect and the Fund is unable to meet its obligations.

The Declaration of Trust further provides that the Trustees shall not be liable to any person other than the Trust or its shareholders; moreover, the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Fund capital consists of shares of beneficial interest. Shares are fully paid and nonassessable, except as set forth above with respect to Trustee and shareholder liability. Shareholders representing 10% or more of the Trust or a series may, as set forth in the Declaration of Trust, call meetings of the Trust or series for any purpose related to the Trust or series, as the case may be, including, in the case of a meeting of the entire Trust, the purpose of voting on removal of one or more Trustees. The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the series; however, the Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation. If not so terminated or reorganized, the Trust and its series will continue indefinitely. Under the Declaration of Trust, the Trustees may, without shareholder vote, cause the Trust to merge or consolidate into one or more trust, partnerships or corporations or cause the Trust to be incorporated under Delaware law, so long as the surviving entity is an open-end management investment company that will succeed to or assume the Trust's registration statement.


FINANCIAL STATEMENTS AND REPORT OF INDEPENDENT ACCOUNTANTS



The Fund's financial statements are attached hereto.

                        WILLIAMS CAPITAL LIQUID ASSETS FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 27, 2002

ASSETS:

Cash                                                 $ 100,000
                                                     ---------
  Total Assets                                         100,000
                                                     ---------

  Net Assets                                         $ 100,000
                                                     =========
NET ASSETS CONSIST OF:

Paid-in Capital                                      $ 100,000
                                                     ---------
  Net Assets                                         $ 100,000
                                                     =========

Net Assets                                           $ 100,000
Outstanding Shares - Institutional
Class (unlimited number of shares authorized,
no par value)                                          100,000
Net asset value, offering and redemption price
per share                                            $    1.00


      The accompanying notes are an integral part of the financial statement.


NOTES TO FINANCIAL STATEMENT -- DECEMBER 27, 2002

1. ORGANIZATION

The Williams Capital Management Trust (the "Trust") was organized as a Delaware statutory trust on August 1, 2002. The Trust is being registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("the "1940 Act") as an open-end management investment company. The Williams Capital Liquid Assets Fund (the "Fund"), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

The Fund had no operations through December 27, 2002, other than those relating to organizational matters and the sale of 100,000 Institutional Shares for $100,000 by the Fund to Williams Capital Management, LLC (the "Adviser").

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statement:

SECURITY VALUATION:

Securities of the Fund are valued on an amortized cost basis, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund's net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

The Fund's intent is to qualify as a regulated investment company under the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

3. INVESTMENT ADVISER AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement with the Adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the total annual operating expenses of the Institutional Shares of the Fund at 0.20%.

Each Trustee of the Fund, who is not also an officer or affiliated person, is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at the Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees.

Organization expenses incurred in connection with the organization, initial registration and offering of the Trust will be paid by the Adviser.

                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND SHAREHOLDER OF
WILLIAMS CAPITAL LIQUID ASSETS FUND

In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of Williams Capital L[Biquid Assets Fund (the "Fund") at December 27, 2002, in conformity with accounting principles generally accepted in the United States of America. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether this financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 9, 2003

Appendix A

RATINGS OF DEBT INSTRUMENTS

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") - LONG TERM DEBT RATINGS. The following is a description of Moody's debt instrument ratings.

         Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than that of the Aaa securities.

         A - Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S RATING GROUP ("S&P"). S&P's ratings are based, in varying degrees, on the following considerations: (i) the likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (ii) the nature of and provisions of the obligation; and (iii) the protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         Plus (+) or minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

RATINGS OF COMMERCIAL PAPER


MOODY'S. Moody's short-term debt ratings are opinions of the ability of issuers to punctually repay senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:


         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            -     Leading market positions in well-established industries.

            -     High rates of return on funds employed.

            - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P. An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are deemed with a plus sign (+) designation.

         A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH, INC. ("FITCH"). Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely payment of such debt. An appraisal results in the rating of an issuer's paper as F-1, F-2, F-3, or F-4.

         F-1 - This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

         F-2 - Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

                        WILLIAMS CAPITAL MANAGEMENT TRUST
                                  (THE "TRUST")

                           PART C - OTHER INFORMATION

ITEM 23.      EXHIBITS


              (a)    Declaration of Trust (see Note A).



              (b)    By-Laws are filed herewith.


              (c)    Not Applicable.


              (d) Form of Investment Advisory Agreement between the Trust and Williams Capital Management, LLC is filed herewith.



              (e)    (1)    Form of Distribution Agreement between the Trust and
                            ALPS Distributors, Inc. is filed herewith.



                     (2)    Form of Selling Agreement is filed herewith.


              (f)    Not Applicable.


              (g) Form of Custodian Contract between the Trust and State Street Bank and Trust Company is filed herewith.



              (h)    (1)    Form of Administration Agreement between the Trust
                            and State Street Bank and Trust Company is filed herewith.



                     (2) Form of Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust Company is filed herewith.



              (i)    Opinion of counsel is filed herewith.



              (j)    (1)    Consent of Auditors is filed herewith.



                     (2)    Powers of Attorney are filed herewith.


              (k)    Not Applicable.

              (l)    Not Applicable.



              (m)    (1)    Plan of Distribution Pursuant to Rule 12b-1 is filed
                            herewith.



                     (2)    Shareholder Servicing Plan is filed herewith.

              (n)    Rule 18f-3 Plan is filed herewith.






              (p)    (1)    Code of Ethics of the Trust and Williams Capital
                            Management, LLC. is filed herewith.



                     (2) Code of Ethics of ALPS Distributors, Inc. is filed herewith.



NOTE A: Filed as an exhibit to Registrant's Registration Statement, File Nos. 333-98485; 811-21186, on August 21, 2002, and is incorporated herein by reference.


ITEM 24.      PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

              Not Applicable.

ITEM 25.      INDEMNIFICATION


              Article V, Section 5.2 of the Trust's Declaration of Trust provides that the Trust shall indemnify each of its Trustees, officers, employees, and agents (including Persons who serve at its request as directors, officers or trustees of another organization in which it has any interest, as a shareholder, creditor or otherwise) against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he or she may be involved or with which he or she may be threatened, while in office or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties; provided, however, that as to any matter disposed of by a compromise payment by such Person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office by the court or other body approving the settlement or other disposition or by a reasonable determination, based upon review of readily available facts (as opposed to a full trial-type inquiry), that he or she did not engage in such conduct or by a reasonable determination, based upon a review of the facts, that such Person was not liable by reason of such conduct, by (a) the vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act") nor parties to the proceeding, or (b) a written opinion from independent legal counsel approved by the Trustees. The rights accruing to any Person under these provisions shall not exclude any other right to which he or she may be lawfully entitled; provided that no Person may satisfy any right of indemnity or reimbursement granted herein or in Section 5.1 or to which he or she may be otherwise entitled except out of the Trust Property. The Trustees may make advance payments in connection with indemnification under this Section 5.2, provided that the indemnified Person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he or she is not entitled to such indemnification. All payments shall be made in compliance with Section 17(h) of the 1940 Act.



              Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to Trustees, officers and controlling persons of the Trust by the Trust pursuant to the Trust's Declaration of Trust, its By-Laws or otherwise, the Trust is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by Trustees, officers or controlling persons of the Trust in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with shares being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.



              The Trust intends to obtain insurance coverage for its Trustees and officers.


ITEM 26.      BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


              Williams Capital Management, LLC serves as the investment adviser of the Trust (the "Adviser") and institutional and individual investors. The principal executive officers of the Adviser are:


              Name                                  Position with Adviser
              ----                                  ---------------------
              Christopher J. Williams               Chairman and Chief Executive Officer
              Dail St. Claire                       Managing Director

              For further information relating to the Adviser's officers, reference is made to Form ADV filed under the Investment Advisers Act of 1940 by Williams Capital Management, LLC, SEC File No. 801-60920.

ITEM 27.      PRINCIPAL UNDERWRITERS.

              (a) The sole principal underwriter for the Fund is ALPS Distributors, Inc. which acts as distributor for the Registrant and the following other funds: Westcore Trust, Financial Investors Trust, First Funds Trust, Firsthand Funds Trust, Stonebridge Funds Trust, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, DIAMONDS Trust, Nasdaq 100 Trust, Holland Balanced Fund, Ameristock Mutual Fund, Inc., Davis Park Series Trust, and Financial Investors Variable Insurance Trust.

              (b) To the best of Registrant's knowledge, the directors and executive officers of ALPS Distributors, Inc., the distributor for the Registrant, are as follows:

Name and Principal        Positions and Offices        Positions and Offices
Business Address*            with Registrant               with Underwriter
------------------        ---------------------        ---------------------
W. Robert Alexander       None                         Chairman, Chief Executive Officer and Secretary

Thomas A. Carter          None                         Chief Financial Officer and Director

Edmund J. Burke           None                         President and Director

Jeremy O. May             None                         Senior Vice President and Director

Rick A. Pederson          None                         Director

Chris Woessner            None                         Director

-----------------------
*All addresses are 370 Seventeenth Street, Suite 3100, Denver, Colorado 80202.

              (c)    Not Applicable

ITEM 28.      LOCATION OF ACCOUNTS AND RECORDS


              The account books and other documents required to be maintained by Trust pursuant to Section 31(a) of the 1940 Act and the rules thereunder will be maintained at the offices of:



              Williams Capital Management, LLC (Investment Adviser) 650 Fifth Avenue, 11th floor,
              New York, NY 10019



              State Street Bank and Trust Company ("Custodian, Administrator, Transfer Agent and Dividend Disbursing Agent")
              225 Franklin Street
              Boston, MA 02110


              ALPS Distributors, Inc.
              370 Seventeenth Street
              Suite 3100
              Denver, CO 80202

ITEM 29.      MANAGEMENT SERVICES

              The Trust has no management related service contract which is not discussed in Part A or Part B of this form.

ITEM 30.      UNDERTAKINGS

              Not Applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Trust has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in New York City, and the State of New York on the 10 day of January 2003.


WILLIAM CAPITAL MANAGEMENT TRUST








By:      /s/Christopher J. Williams
         ------------------------------
         Christopher J. Williams
         Chairman, Williams Capital Management Trust


                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities stated and on the 10 day of January 2003.



SIGNATURES                                        TITLE
----------                                        -----
/s/Christopher J. Williams             Trustee, Chairman of the Fund and Treasurer
----------------------------
Christopher J. Williams

/s/Dail St. Claire                     Trustee, President and Secretary
----------------------------
Dail St. Claire

/s/John E. Hull*                       Trustee
----------------------------
John E. Hull

/s/Desmond G. FitzGerald*              Trustee
----------------------------
Desmond G. FitzGerald

/s/Brian J. Heidtke*                   Trustee
----------------------------
Brian J. Heidtke



*By:     /s/Karen Jacoppo-Wood
         as Attorney-in-Fact pursuant to Powers of Attorney

                                  EXHIBIT LIST


    EXHIBIT NO.                                            DESCRIPTION
    -----------                                            -----------
(b)                         By-Laws

(d)                         Form of Advisory Agreement between the Trust and
                            Williams Capital Management, LLC

(e)(1)                      Form of Distribution Agreement between the Trust and
                            ALPS Distributors, Inc.

(e)(2)                      Form of Selling Agreement

(g)                         Form of Custodian Contract between the Trust and
                            State Street Bank and Trust Company

(h)(1) Form of Administration Agreement between the Trust and State Street Bank and Trust Company

(h)(2) Form of Transfer Agency and Service Agreement between the Trust and State Street Bank and Trust
                            Company

(i)                         Opinion of counsel

(j)(1)                      Consent of Auditors

(j)(2)                      Powers of Attorney

(m)(1)                      Plan of Distribution Pursuant to Rule 12b-1

(m)(2)                      Shareholder Servicing Plan

(n)                         Rule 18f-3 Plan

(p)(1)                      Code of Ethics for the Trust and Williams Capital
                            Management, LLC

(p)(2)                      Code of Ethics of ALPS Distributors, Inc.

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

         A SERIES OF THE WILLIAMS CAPITAL MANAGEMENT TRUST (THE "TRUST")



                                 SERVICE SHARES
                                   PROSPECTUS
                                JANUARY 15, 2003


                               INVESTMENT ADVISER:
                        WILLIAMS CAPITAL MANAGEMENT, LLC

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

                                 SERVICE SHARES

                                TABLE OF CONTENTS


FUND SUMMARY                  INVESTMENT OBJECTIVE                         3
                              PRIMARY INVESTMENT STRATEGY                  3
                              KEY RISKS                                    3
                              PERFORMANCE INFORMATION                      3
                              EXPENSES AND FEES                            4

FUND BASICS                   INVESTMENT DETAILS                           5
                              OTHER RISKS AND CONSIDERATIONS               6
                              VALUING SHARES                               6


SHAREHOLDER INFORMATION       BUYING SHARES                                7
                              SELLING SHARES                               9
                              DISTRIBUTION ARRANGEMENTS                   10
                              DIVIDENDS, CAPITAL GAINS AND TAXATION       10



FUND MANAGEMENT               BOARD OF TRUSTEES                           12
                              THE ADVISER                                 12

PRIVACY POLICY                NOTICE OF PRIVACY POLICY AND PRACTICES      13

                                WILLIAMS CAPITAL
                               LIQUID ASSETS FUND

FUND SUMMARY

INVESTMENT OBJECTIVE

The Williams Capital Liquid Assets Fund (the "Fund") is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity.

PRIMARY INVESTMENT STRATEGY

The Fund invests in high-grade money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements.

KEY RISKS

All money market instruments may change in value in response to changes in interest rates. The prices of money market securities owned by the Fund generally rise when interest rates fall and fall when interest rates rise. As a result, a significant increase in interest rates could cause the value of your investment to decline.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PERFORMANCE INFORMATION

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Current yield information for the Fund is available toll free by calling (866) WCM-FUND.

MONEY MARKET FUND RULES

To be called a money market fund, a mutual fund must operate within strict Federal rules. Designed to help maintain a $1.00 share price, these rules limit money funds to particular types of securities and strategies. Some of these rules are:

- Individual securities must have remaining maturities of no more than 397 days.

- The dollar-weighted average maturity of the fund's holdings cannot exceed 90 days; a "AAA" rated fund must restrict this to 60 days.

- All securities must be in the top two credit grades for short-term securities.

-      All securities must be denominated in U.S. dollars.

EXPENSES AND FEES


This table describes the fees and expenses you may pay if you buy and hold Service Shares of the Fund.


SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT):

Maximum Sales Charge (Load)                                             None
(as a % of offering price)
Maximum Deferred Sales Charge (Load)                                    None
Maximum Sales Charge (Load)                                             None
(Reinvested Dividends)
Redemption Fee                                                          None
Exchange Fee                                                            None
Maximum Account Fee                                                     None

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS):

Advisory Fees                                                           0.12%
Distribution (12b-1) Fees*                                              0.25%
Shareholder Servicing Fees                                              0.25%
Other Expenses**                                                        0.10%
Total Annual Fund Operating Expenses***                                 0.76%


ADVISORY FEES: Fees paid to the investment advisor for portfolio management services.

DISTRIBUTION FEES: A method of charging distribution-related expenses against Fund assets.


SHAREHOLDER SERVICING FEES: Fees that are paid to the investment adviser and/or its affiliates for shareholder account service and maintenance.


OTHER EXPENSES: Include administration, transfer agency and custody expenses, professional fees and registration fees.


* The Fund's Distribution Plan pursuant Rule 12b-1 (the "Rule 12b-1 Plan") provides for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. Until March 1, 2004, the Fund is only making payments under the Rule 12b-1 Plan at an annual rate of 0.25% of the Service Shares' average daily net assets.



** Other expenses are based on estimated amounts for the current fiscal year.



*** The Adviser has voluntarily agreed to cap the total annual operating expenses of the Service Shares at 0.70% (on an annualized basis) of the Service Shares' average daily net assets. There is no assurance that the reductions will remain in effect.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Service Shares of the Fund with the costs of investing in other mutual funds. It assumes that you invest $10,000 in Service Shares of the Fund for the time periods indicated and then redeem all of your Service Shares at the end of those periods. The Example also assumes that your investment has 5% return and that the Service Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions yours costs would be:


                  1 year            3 years
                  ------            -------
                  $78               $243

FUND BASICS

INVESTMENT DETAILS


The Fund invests in a broad range of money market instruments including, but not limited to, U.S. Government obligations, bank obligations, commercial paper instruments and repurchase agreements. Obligations held by the Fund will be "eligible securities" as defined in Rule 2a-7 under the Investment Company Act of 1940, as amended ("1940 Act"), which regulates money market mutual funds.



The Fund will invest only in high-quality money market instruments including, but not limited to, commercial paper, master notes, asset-backed and mortgage-backed securities, and other short-term corporate instruments that are either rated in the highest short-term rating category (as well as graded within the category) by one or more nationally-recognized statistical rating organizations or are of comparable quality to securities having such ratings. Additionally, the Fund may purchase securities issued or guaranteed as to principal or interest by the U.S. Government or any of its agencies.


The Fund may invest in asset-backed or mortgage-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool of assets such as motor vehicle receivables, credit card receivables, mortgages, or other assets.

The Fund may invest in variable rate demand notes, among other variable or floating rate instruments that ultimately mature in more than 397 days.

The Fund may invest in repurchase agreements with banks and broker-dealers. Repurchase agreements are arrangements in which banks and broker-dealers sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. These transactions must be fully collateralized at all times.

IMPORTANT DEFINITIONS

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES: Debt securities that are backed by a pool of assets, usually loans such as installment sale contracts, credit card receivables or mortgages.

COMMERCIAL PAPER: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.

LIQUIDITY: Liquidity is the ability to easily convert investments into cash without losing a significant amount of money in the process.


REPURCHASE AGREEMENT: A type of short-term investment. A dealer sells securities to the Fund and agrees to buy them back on a predetermined date and at a predetermined price. In effect, the dealer is borrowing the Fund's money for a short time, using the securities as collateral.


VARIABLE OR FLOATING RATE SECURITIES: Securities whose interest rates adjust automatically after a certain period of time and/or whenever a predetermined standard interest rate changes.

DOLLAR WEIGHTED AVERAGE MATURITY: The average maturity of the Fund is the average amount of time until the organizations that issued the debt securities in the Fund's portfolio must redeem the principal amount of the debt. "Dollar weighted" means the larger the dollar value of a debt security in the Fund, the more weight it gets in calculating this average.

ZERO-COUPON BONDS: A bond with no periodic interest payments which is sold at a discount from the face value of the bond.

MASTER NOTES: Master notes are unsecured obligations that are redeemable upon demand.

The Fund may, when deemed appropriate, invest in high-quality, short-term municipal obligations that carry yields that are competitive with those of other types of money-market instruments in which they may invest.

Williams Capital Management, LLC (the "Adviser") measures credit risk at the time it buys securities, using independent ratings and its own credit analysis. If a security's credit risk changes, the Adviser will decide what to do with the security pursuant to procedures adopted by the Trust's Board of Trustees.

Investment objective and investment policies or practices of the Fund that are not designated as fundamental may be changed by the Board without shareholder approval, following notice to shareholders. The Fund's additional fundamental and non-fundamental investment policies are described in the Statement of Additional Information.

OTHER RISKS AND CONSIDERATIONS

In addition to the risk of interest rate change discussed above, other risks could affect performance of the Fund such as:


- The Adviser could select investments that underperform investments of other comparable funds;


- An issuer of a security held by the Fund could default on its obligation to repay interest or principal;

- The counterparty to a repurchase agreement or other transaction could default on its obligations;

- The potential for capital appreciation for investments in floating or variable rate securities is less than fixed-rate obligations as interest rates decrease;

- The Fund may lose interest income if an issuer exercises its right to pay principal on a mortgage-backed or asset-backed security earlier than expected; and

-      Over time, the real value of the Fund's yield may be eroded by inflation.

VALUING SHARES

A mutual fund is a pool of investors' money that is used to purchase a portfolio of securities, which in turn is owned in common by the investors. Investors put money into a mutual fund by buying shares. If a mutual fund has a portfolio worth $5 million dollars and has 5 million shares outstanding, the net asset value ("NAV") per share is $1.00. When you buy Service Shares you pay the NAV per share. Although the Fund seeks to maintain a NAV of $1.00 per share, there is no guarantee it will be able to do so.


NAV is calculated separately for each class of shares of the Fund at normally 5:00 p.m. Eastern time on each day the New York Stock Exchange (the "NYSE") and the Federal Reserve Bank of Boston are open. Shares will not be priced on days the NYSE or the Federal Reserve Bank of Boston are closed.


The Fund offers both Service Shares and Institutional Shares. Only Service Shares are described in this Prospectus.

NET ASSET VALUE : The value of everything the Fund owns, minus everything it owes, divided by the number of shares held by shareholders.

SHAREHOLDER INFORMATION

This section describes how to do business with the Fund.

HOW TO REACH THE FUND


By Telephone:                      (866) WCM-FUND

By Mail:                           Williams Capital Liquid Assets Fund
                                   650 Fifth Avenue, 11th floor
                                   New York, NY 10019


BUYING SHARES


Shares of the Fund are sold at NAV (generally $1.00) next determined after receipt of a purchase order in "proper form." Purchase offers are accepted on any day on which the NYSE and the Federal Reserve Bank of Boston are open ("Fund Business Day") . The Fund may also process purchase and sale orders and calculate its NAV on days that the Fund's primary trading markets are open and the Fund's management determines to do so. The Fund does not determine NAV, and purchase orders are not accepted, on the days those institutions observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.



PROPER FORM. A purchase order or a redemption request is in "proper form" upon receipt of Federal funds and when all required documents are properly completed, signed and received.


METHODS FOR PURCHASING SHARES

You may purchase shares of the Fund by the following methods:


- BY TELEPHONE. You may open an account when placing an initial order by telephone, provided you thereafter submit a registration form by mail. A registration form is available by calling (866) WCM-FUND.


- THROUGH A FINANCIAL INSTITUTION. You may purchase shares through a broker-dealer, financial adviser or other financial institution (each, an "Institution") that has entered into an agreement with the Fund or the Distributor to purchase Service Shares.


- BY MAIL. You may open an account directly by completing, signing and mailing a registration form and a check made payable to the Williams Capital Liquid Assets Fund to:


                      Williams Capital Liquid Assets Fund
                      650 Fifth Avenue, 11th floor
                      New York, NY  10019

- BY WIRE. To purchase shares of the Fund by Federal Reserve wire, call the Adviser at (866) WCM-FUND. If the Adviser receives a completed purchase order in proper form before 5:00 p.m. Eastern time (the "Cut-Off Time") you will begin to earn dividends the same Fund Business Day. If the Bond Market Association recommends that the government securities markets close early, the Fund may advance the time at which the Adviser must receive notification of orders for purposes of determining eligibility for dividends on that day. For information on additional purchase options, please contact the Adviser at
       (866) WCM-FUND.


       Investors who notify the Adviser after the Cut-Off Time become entitled to dividends on the following Fund Business Day.

       The following procedure will help assure prompt receipt of your Federal funds wire:

              A. Telephone the Adviser toll free at (866) WCM-FUND and provide the following information:

                                            Your name
                                            Address
                                            Telephone number
                                            Taxpayer ID number The amount being
                                            wired The identity of the bank
                                            wiring funds

       You will then be provided with a Fund account number. (Investors with existing accounts must also notify the Adviser before wiring funds.)

              B. Instruct your bank to wire the specified amount to the Fund as follows:


                                            State Street Bank and Trust Company
                                            A/C # 7324-5060
                                            FBO Williams Capital Liquid Assets
                                            Fund Operating Account
                                            Ref:  [Shareholder Name and Account
                                                  Number]


To allow the Adviser to manage the Fund most effectively, investors are encouraged to execute all trades before 2:30 p.m. Eastern time. To protect the Fund's performance and shareholders, the Adviser discourages frequent trading in response to short-term fluctuations. The Fund reserves the right to refuse any investment that, in its sole discretion, would disrupt the Fund's management.


The Fund and the Adviser each reserves the right to reject any purchase order for any reason.


SHARE CERTIFICATES


State Street Bank and Trust Company (the "Transfer Agent") maintains a share account for each shareholder. The Fund does not issue share certificates.


ACCOUNT STATEMENTS

Monthly account statements are sent to investors to report transactions such as purchase and redemptions as well as dividends paid during the month. When share purchases are effected through an Institution, confirmations of the share purchases and monthly account statements will be sent to the Institution involved.


MINIMUM INVESTMENT REQUIRED


The minimum initial investment in Service Shares of the Fund is $100,000. There is no minimum subsequent investment. The Adviser reserves the right to waive the minimum investment requirement.


SHARES HELD THROUGH INSTITUTIONS

If shares are purchased through an Institution, the Institution (or its nominees) will normally be the holder of record of Fund shares acting on behalf of its customers and will reflect its customer's beneficial ownership of shares in the account statements provided by it to its customers.

SELLING SHARES


You may redeem your shares without charge at the NAV next determined after the Fund receives your redemption request in proper form. The Fund will pay the proceeds of the withdrawal either in Federal funds or in securities ("in-kind") at the discretion of the Adviser, normally on the next Fund Business Day after the withdrawal, but in any event no more than seven days after the withdrawal. The Fund may hold redemption amounts from the sale of shares you purchased by check until the purchase check has cleared, which may be as long as fifteen days. The right of any shareholder to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.



The Fund reserves the right to make payment in securities rather than cash, known as redemption in-kind, for amounts redeemed by a shareholder in any 90-day period in excess of $250,000 or 1% of Fund net assets, whichever is less. If the Fund deems it advisable for the benefit of all shareholders, redemptions in-kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.


METHODS FOR SELLING SHARES

You may sell shares of the Fund by the following methods:


       - BY TELEPHONE. You may redeem your shares by telephoning the Adviser at (866) WCM-FUND. You must provide the Adviser with your account number and the exact name in which the shares are registered. A redemption by telephone may be made ONLY if the telephone redemption authorization has been completed on a registration form provided by the Adviser. In an effort to prevent unauthorized or fraudulent redemption requests by telephone, the Adviser will follow reasonable procedures to confirm that such instructions are genuine. If such procedures are followed, neither the Adviser nor the Fund will be liable for any losses due to unauthorized or fraudulent redemption requests.


              In times of drastic economic or market changes, it may be difficult to make redemptions by telephone. If a shareholder cannot reach the Adviser by telephone, redemption requests may be mailed or hand-delivered to the Transfer Agent.

       -      WRITTEN REQUESTS. Redemption requests may be made by writing to:

                  Williams Capital Liquid Assets Fund
                  650 Fifth Avenue, 11th floor
                  New York, NY  10019

              Written requests must be in proper form. You will need to provide the exact name in which the shares are registered, the Fund name, account number, and the share or dollar amount requested.

              A signature guarantee is required for any written redemption request and for any instruction to change the shareholder's record name or address, a designated bank account, the dividend election, or the telephone redemption or other option elected on an account. Signature guarantees may be provided by an eligible institution acceptable to the Adviser, including a bank, a broker, a dealer, national securities exchange, a credit union, or a savings association which is authorized to guarantee signatures. Other procedures may be implemented from time to time.

If the Fund receives your redemption request in proper form before 2:30 p.m. Eastern time, the Fund will normally wire payment to you on the same Fund Business Day. If your redemption request is received in proper form after 2:30 p.m. Eastern time, payment is normally wired the next Fund Business Day.

The Adviser may request additional documentation to establish that a redemption request has been authorized, and that proper documentation has been submitted to the Fund.

The Fund may temporarily stop redeeming shares if trading on the NYSE is restricted, an emergency exists and the Fund cannot sell its shares or accurately determine the value of its assets or the Securities and Exchange Commission orders the Fund to suspend redemptions.


Due to the cost to the Fund of maintaining smaller accounts, the Fund reserves the right to redeem, upon 60 days' written notice, all shares in an account with an aggregate net asset value of less than $50,000 unless an investment is made to restore the minimum value.



DISTRIBUTION ARRANGEMENTS



The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act under which the Fund may compensate its distributor for services in connection with the distribution of Service Shares of the Fund. The Distribution Plan calls for payments at an annual rate of up to 0.30% of the Service Shares' average daily net assets. The Fund has also adopted a Shareholder Servicing Plan under which the Fund may compensate its shareholder servicing agents for services provided to shareholders of Service Shares. The Shareholder Servicing Plan calls for payments at an annual rate of up to 0.25% of the Service Shares' average daily net assets. These fees are paid out of the Fund's assets on an ongoing basis and on an on-going basis, over time, these fees will increase the cost of your investment.


DIVIDENDS, CAPITAL GAINS AND TAXATION

DIVIDENDS


Dividends are declared daily and paid monthly, following the close of the last Fund Business Day of the month. Purchase orders received in proper form before 5:00 p.m. Eastern time begin earning dividends that day. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by contacting the Fund. The election to reinvest dividends and distributions or receive them in cash may be changed at any time upon written notice to the Fund. All dividends and other distributions are treated in the same manner for Federal income tax purposes whether received in cash or reinvested in shares of the Fund. If no election is made, all dividends and distributions will be reinvested.


CAPITAL GAINS DISTRIBUTIONS


Net realized short-term capital gains, if any, will be distributed whenever the Trustees determine that such distributions would be in the best interest of the shareholders, which will be at least once per year. The Fund does not anticipate that it will realize any long-term capital gains, but should they occur, they also will be distributed at least once every 12 months.

TAXATION


Dividends paid by the Fund out of its net investment income (including net realized short-term capital gains) are taxable to the shareholders of the Fund as ordinary income. Distributions of net long-term capital gains, if any, realized by the Fund are taxable to the shareholders as long-term capital gains, regardless of the length of time the shareholder may have held shares in the Fund at the time of distribution. Capital gain distributions are generally taxed at different rates than dividends of ordinary income. Distributions are subject to Federal income tax when they are paid, whether received in cash or reinvested in shares of the Fund. Distributions declared in October, November or December and paid in January, however, are taxable as if paid on December 31st.


If you redeem Fund shares you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax.

If you are neither a lawful resident nor a citizen of the U.S. or if you are a foreign entity, the Fund's ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

The Fund is required by Federal law to withhold 30% of reportable payments (which may include dividends and capital gain distributions) paid to a non-corporate shareholder unless that shareholder certifies in writing that the social security or other taxpayer identification number provided is correct and that the shareholder is not subject to backup withholding for prior underreporting to the Internal Revenue Service.

Dividends of ordinary income and distributions of capital gains may also be subject to state and local taxes.

Some states and localities do not tax dividends paid on shares of the Fund that are attributable to interest from U.S. Government obligations (but not necessarily interest earned on repurchase agreements).

Reports containing appropriate information with respect to the Federal income tax status of dividends, distributions and redemptions, including the proportions attributable to capital gains and interest on U.S. Government obligations, paid during the year by the Fund will be mailed to shareholders shortly after the close of each calendar year.

The foregoing is only a summary of some of the tax considerations generally affecting the Fund and its shareholders. The Statement of Additional Information contains a more detailed discussion. Because other Federal, state or local considerations may apply, investors are urged to consult their tax advisors.

FUND MANAGEMENT

BOARD OF TRUSTEES

The business of the Trust and the Fund is managed under the direction of the Board of Trustees. The Board formulates the general policies of the Fund and meets regularly to review the Fund's performance, monitor its investment activities and practices, and review other matters affecting the Fund and the Trust. Additional information regarding the Trustees, as well as the Trust's executive officers, may be found in the Statement of Additional Information under the heading "Management of the Fund." The Trust's Board of Trustees is comprised of Christopher J. Williams, Dail St. Claire, Desmond G. FitzGerald, Brian J. Heidtke and John E. Hull.


THE ADVISER


Williams Capital Management, LLC (the "Adviser") serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. The Adviser's address is 650 Fifth Avenue, 11th Floor, New York, New York 10019. Subject to the general control of the Trust's Board of Trustees, the Adviser manages the Fund, including the purchase, retention and disposition of its securities and other assets. The Adviser is a limited liability company organized under the laws of the State of Delaware on January 31, 2002, and is a registered investment adviser under the Investment Advisers Act of 1940. The Adviser is wholly-owned by The Williams Capital Group L.P., a Delaware limited partnership.



Christopher J. Williams is Chairman and Chief Executive Officer of the Adviser and holds a controlling interest in The Williams Capital Group, L.P.



For its services, the Adviser is entitled receive a fee at an annual rate equal to 0.12% of the Fund's average daily net assets. The Adviser will voluntarily waive its fee and/or reimburse the Service Shares' expenses to the extent necessary to maintain the Service Shares' annual operating expenses at 0.70% of the Service Shares' average daily net assets (the "Expense Limitation"). The Adviser may discontinue the Expense Limitation at any time in its sole discretion.


NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, THE STATEMENT OF ADDITIONAL INFORMATION AND THE FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFERING OF THE FUND'S SHARES, AND IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFER MAY NOT LAWFULLY BE MADE.


                     NOTICE OF PRIVACY POLICY AND PRACTICES



Commitment to Shareholder Privacy



       Williams Capital Management Trust (the "Trust") recognizes and respects the privacy expectations of each of our shareholders. We believe the confidentiality and protection of shareholder information is one of our fundamental responsibilities. New technologies have dramatically changed the way information is gathered and used, but our continuing commitment to preserving the security and confidentiality of investor information has remained a core value of the Trust.



Collection and Disclosure of Shareholder Information



       The Trust collects, retains and uses shareholder information only where we reasonably believe it would be useful to the shareholder and allowed by law. We only use such information to enhance, evaluate or modify a shareholder's relationship with the Trust - to administer shareholder accounts, or to identify specific financial needs and to provide shareholders with information about the Trust and related products and services. We do not sell personal information about shareholders to third parties for their independent use.



       Consumer information collected by, or on behalf, of the Trust generally comes from the following sources:



              - account applications, other required forms, correspondence, written or electronic, or telephone contacts with shareholders or shareholders inquiring about the Trust;



              -      transaction history of a shareholder's account; or



              -      third parties.




       We may disclose shareholder information to third parties that are not affiliated with the Trust:



              - as permitted by law, for example to service providers who maintain or service shareholder accounts for the Trust or to a shareholder's broker or agent; or



              - to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institution.



Security of Shareholder Information



       We require service providers to the Trust:



              - to maintain policies and procedures designed to assure only appropriate access to information about shareholders of the Trust;



              - to limit the use of information about shareholders of the Trust to the purposes for which the information was disclosed or as otherwise permitted by law; and



              - to maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of shareholders of the Trust.



     THIS IS NOT PART OF THE PROSPECTUS.

         For more information about WILLIAMS CAPITAL LIQUID ASSETS FUND:


         The Fund's Statement of Additional Information ("SAI") includes additional information about the Fund and is incorporated by reference into this document. Additional information about the Fund's investments will be available in the Fund's annual and semi-annual reports to shareholders after the Fund has been in existence for a year. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



         The SAI and the Fund's annual and semi-annual reports will be available, without charge, upon request. Shareholders in the Fund may make inquiries to the Fund to receive such information by calling (866) WCM-FUND.



         Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund are available free of charge on the EDGAR Database on the Commission's Internet site at http://www.sec.gov; copies of this information also may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.



Dail St. Claire, President
Williams Capital Liquid Assets Fund
Williams Capital Management Trust
650 Fifth Avenue, 11th Floor
New York, NY  10019



The Williams Capital Management Trust's Investment Company Act File Number is 811-21186.